Putnam Premier Income Trust
The fund's portfolio
10/31/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (138.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.3%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$75,662	$76,629
5.00%, with due dates from 5/20/49 to 3/20/50	282,789	276,862
4.50%, TBA, 11/1/52	12,000,000	11,367,370
4.50%, with due dates from 10/20/49 to 1/20/50	151,407	144,849
4.00%, TBA, 11/1/52	8,000,000	7,368,245
4.00%, with due dates from 8/20/49 to 1/20/50	99,795	92,566
3.50%, with due dates from 8/20/49 to 3/20/50	1,016,724	913,981
3.00%, TBA, 11/1/52	9,000,000	7,822,400

		28,062,902
U.S. Government Agency Mortgage Obligations (130.8%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	132,875	128,557
4.50%, 5/1/49	30,694	29,168
Uniform Mortgage-Backed Securities
5.50%, TBA, 12/1/52	69,000,000	67,923,434
5.50%, TBA, 11/1/52	69,000,000	68,036,643
5.00%, TBA, 12/1/52	113,000,000	108,789,010
5.00%, TBA, 11/1/52	201,000,000	193,729,508
4.50%, TBA, 11/1/52	55,000,000	51,575,340
3.50%, TBA, 11/1/52	8,000,000	7,034,996
2.50%, TBA, 11/1/52	5,000,000	4,093,350
2.00%, TBA, 11/1/52	5,000,000	3,938,123

		505,278,129

Total U.S. government and agency mortgage obligations (cost $541,446,842)		$533,341,031

U.S. TREASURY OBLIGATIONS (1.0%)(a)
	Principal amount	Value
U.S. Treasury Bonds 3.125%, 5/15/48(i)	$116,000	$95,739
U.S. Treasury Notes
2.375%, 2/29/24(i)	9,000	8,775
2.00%, 8/15/25(i)	130,000	122,218
1.625%, 5/15/31(i)	4,278,000	3,567,467
0.25%, 4/15/23(i)	53,000	52,028

Total U.S. treasury obligations (cost $3,846,227)		$3,846,227

MORTGAGE-BACKED SECURITIES (45.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (19.5%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4813, IO, 5.50%, 8/15/48	$2,813,467	$569,366
REMICs Ser. 4991, Class IE, IO, 5.00%, 7/25/50	14,604,872	3,182,840
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	1,005,812	199,553
REMICs Ser. 5152, Class MI, IO, 4.50%, 10/25/51	9,574,394	2,115,699
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	6,102,923	1,100,115
REMICs Ser. 5049, Class AI, IO, 4.50%, 12/25/50	5,891,215	1,254,157
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	4,568,115	980,799
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	5,916,598	1,319,953
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	8,177,094	1,742,156
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	5,654,092	1,216,591
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	763,365	149,194
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	440,099	66,419
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	584,783	64,894
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	9,234,376	1,684,119
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,294,061	242,520
REMICs Ser. 4425, IO, 4.00%, 1/15/45	1,400,708	214,266
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,860,933	384,928
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,294,873	183,433
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	1,801,125	248,501
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	1,175,221	150,888
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	639,248	53,268
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	454,414	18,392
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.65%), 3.238%, 4/15/40	873,431	18,822
REMICs Ser. 5082, Class IQ, IO, 3.00%, 3/25/51	11,703,561	1,789,826
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	2,902,958	229,128
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,218,096	83,805
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	193,105	2,564
REMICs IFB Ser. 4742, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 2.788%, 12/15/47	1,546,639	154,355
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 2.788%, 11/15/47	266,098	27,934
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 2.688%, 8/15/56	5,199,447	576,827
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 2.688%, 4/15/47	1,090,371	119,769
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 2.664%, 9/25/50	9,040,214	985,926
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 2.514%, 7/25/50	8,587,057	889,768
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.464%, 1/25/50	5,701,784	482,120
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.396%, 7/25/43(WAC)	1,527,681	15,277
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	2,103,415	376,935
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	1,938,196	376,294
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	92,339	15,507
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	3,228,856	539,187
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	275,960	41,377
REMICs Ser. 21-77, Class BI, IO, 4.50%, 11/25/51	10,878,598	2,358,026
REMICs Ser. 21-15, Class IJ, IO, 4.50%, 4/25/51	4,421,125	982,816
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	8,605,634	1,606,749
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	334,782	66,856
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	507,288	36,329
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	3,091,706	558,144
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	974,958	136,455
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	718,507	93,938
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	531,293	64,340
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	492,067	18,518
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	99,404	297
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.40%), 2.814%, 4/25/40	712,644	71,837
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 2.664%, 3/25/48	3,480,787	329,979
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 2.614%, 6/25/48	6,066,270	615,914
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 2.564%, 5/25/47	7,391,721	607,526
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 2.564%, 10/25/41	126,328	1,149
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 2.514%, 12/25/46	3,274,222	231,270
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 2.514%, 5/25/39	10,458,530	792,997
REMICs Ser. 21-56, Class WI, IO, 2.50%, 9/25/51	16,226,233	2,069,966
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.464%, 3/25/50	5,009,850	456,347
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.464%, 8/25/49	3,220,667	241,852
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 2.414%, 11/25/49	6,276,230	629,506
REMICs Ser. 13-107, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.95%), 2.364%, 2/25/43	2,464,685	238,558
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.90%), 2.314%, 10/25/41	1,505,824	121,502
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	941,532	6,120
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	868,273	173,724
Ser. 16-42, IO, 5.00%, 2/20/46	2,116,186	407,943
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	2,987,318	447,381
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	3,598,807	713,248
Ser. 14-76, IO, 5.00%, 5/20/44	841,493	170,535
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	655,284	140,362
Ser. 12-146, IO, 5.00%, 12/20/42	602,316	120,837
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	852,819	175,115
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	615,804	127,268
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,756,226	589,695
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,412,293	293,051
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,850,528	575,033
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	508,057	101,738
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,512,559	291,986
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	930,103	180,607
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,158,613	207,699
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	137,868	8,111
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	1,028,686	205,671
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,130,022	205,045
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	1,815,606	338,084
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	990,847	189,108
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,172,917	197,944
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	736,458	134,116
Ser. 20-78, Class DI, IO, 4.00%, 6/20/50	8,787,025	1,618,872
Ser. 16-29, IO, 4.00%, 2/16/46	966,393	165,290
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	2,313,196	390,352
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	2,028,404	384,180
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	1,582,203	261,225
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,353,326	165,728
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	4,443,161	683,063
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	1,254,480	59,802
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	535,020	90,634
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	1,322,489	93,904
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	518,182	82,291
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	489,666	84,910
Ser. 21-156, IO, 3.50%, 7/20/51	9,862,877	1,734,316
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	5,783,709	1,068,345
Ser. 20-138, Class IC, IO, 3.50%, 8/20/50	13,084,580	2,132,394
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	83,130	2,920
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	1,012,894	124,375
Ser. 13-28, IO, 3.50%, 2/20/43	355,125	39,057
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	548,207	58,954
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	866,616	96,784
Ser. 13-14, IO, 3.50%, 12/20/42	2,080,627	229,431
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	2,240,324	356,644
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	2,198,175	351,489
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	968,372	159,209
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,213,193	89,898
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	8,559,279	1,228,428
Ser. 21-55, Class PI, IO, 3.00%, 3/20/51	6,935,710	1,171,441
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	6,649,558	1,054,193
IFB Ser. 21-98, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 2.811%, 6/20/51	7,932,556	829,507
IFB Ser. 21-77, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 2.811%, 5/20/51	7,501,690	780,681
IFB Ser. 21-59, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 2.811%, 4/20/51	5,316,410	511,150
IFB Ser. 20-133, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 2.811%, 9/20/50	6,661,755	797,639
FRB Ser. 21-116, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 2.788%, 11/20/47	7,829,511	999,667
IFB Ser. 14-60, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.18%), 2.691%, 4/20/44	4,057,786	385,380
IFB Ser. 20-97, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 2.661%, 7/20/50	4,095,192	501,378
IFB Ser. 19-5, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 2.661%, 1/20/49	3,782,253	325,017
IFB Ser. 13-129, Class SN, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 2.661%, 9/20/43	461,569	29,605
IFB Ser. 20-63, Class SP, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 2.611%, 5/20/50	4,882,916	474,217
IFB Ser. 20-63, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 2.611%, 4/20/50	6,322,337	653,939
IFB Ser. 19-96, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 2.611%, 8/20/49	5,027,922	416,764
IFB Ser. 19-83, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 2.611%, 7/20/49	4,419,338	340,952
IFB Ser. 19-89, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 2.611%, 7/20/49	5,872,210	479,746
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.561%, 2/20/50	532,980	36,189
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.561%, 1/20/50	3,700,132	334,158
IFB Ser. 19-152, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.561%, 12/20/49	3,142,474	269,449
IFB Ser. 19-110, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.561%, 9/20/49	4,968,039	470,569
IFB Ser. 19-99, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.561%, 8/20/49	404,363	33,396
IFB Ser. 19-78, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.561%, 6/20/49	284,474	20,133
IFB Ser. 20-63, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 2.511%, 8/20/43	5,549,799	425,836
IFB Ser. 10-90, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.95%), 2.461%, 7/20/40	4,457,326	371,955
Ser. 17-H02, Class BI, IO, 2.451%, 1/20/67(WAC)	4,092,615	127,690
Ser. 17-H06, Class BI, IO, 2.386%, 2/20/67(WAC)	6,035,056	319,521
Ser. 18-H03, Class XI, IO, 2.212%, 2/20/68(WAC)	6,412,915	263,571
Ser. 18-H02, Class EI, IO, 2.131%, 1/20/68(WAC)	8,854,342	619,804
IFB Ser. 14-119, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 2.111%, 8/20/44	1,769,116	127,240
Ser. 17-H19, Class MI, IO, 2.068%, 4/20/67(WAC)	2,707,200	161,349
Ser. 17-H08, Class NI, IO, 2.038%, 3/20/67(WAC)	7,887,609	263,446
Ser. 16-H03, Class DI, IO, 2.034%, 12/20/65(WAC)	5,878,467	272,094
Ser. 15-H25, Class EI, IO, 1.886%, 10/20/65(WAC)	4,345,110	194,226
Ser. 15-H20, Class AI, IO, 1.831%, 8/20/65(WAC)	5,419,492	235,206
Ser. 18-H05, Class BI, IO, 1.81%, 2/20/68(WAC)	6,224,728	431,840
FRB Ser. 15-H08, Class CI, IO, 1.805%, 3/20/65	4,234,969	175,328
Ser. 18-H05, Class AI, IO, 1.804%, 2/20/68(WAC)	3,852,345	267,256
Ser. 17-H09, IO, 1.763%, 4/20/67(WAC)	7,649,129	220,517
Ser. 15-H23, Class BI, IO, 1.762%, 9/20/65(WAC)	5,861,358	226,248
Ser. 16-H24, Class CI, IO, 1.698%, 10/20/66(WAC)	4,311,169	186,243
Ser. 16-H14, IO, 1.682%, 6/20/66(WAC)	4,567,026	155,726
Ser. 16-H22, Class AI, IO, 1.645%, 10/20/66(WAC)	6,299,561	222,116
Ser. 16-H16, Class EI, IO, 1.639%, 6/20/66(WAC)	4,595,368	197,141
Ser. 13-H08, Class CI, IO, 1.59%, 2/20/63(WAC)	4,643,520	141,627
Ser. 15-H20, Class CI, IO, 1.573%, 8/20/65(WAC)	6,315,814	326,528
Ser. 17-H11, Class DI, IO, 1.554%, 5/20/67(WAC)	5,245,575	259,223
Ser. 14-H21, Class BI, IO, 1.54%, 10/20/64(WAC)	6,736,412	223,649
Ser. 16-H23, Class NI, IO, 1.506%, 10/20/66(WAC)	16,720,344	531,707
Ser. 16-H17, Class KI, IO, 1.462%, 7/20/66(WAC)	2,750,082	102,412
Ser. 17-H12, Class QI, IO, 1.38%, 5/20/67(WAC)	4,941,650	190,945
Ser. 15-H24, Class AI, IO, 1.362%, 9/20/65(WAC)	5,086,996	131,026
Ser. 15-H15, Class BI, IO, 1.355%, 6/20/65(WAC)	3,406,937	127,419
Ser. 16-H06, Class DI, IO, 0.959%, 7/20/65(WAC)	8,207,328	150,301
Ser. 16-H18, Class QI, IO, 0.879%, 6/20/66(WAC)	4,209,258	173,695
Ser. 17-H16, Class FI, IO, 0.60%, 8/20/67(WAC)	4,596,017	162,902
Ser. 17-H16, Class JI, IO, 0.396%, 8/20/67(WAC)	12,862,594	640,943
Ser. 15-H10, Class BI, IO, 0.379%, 4/20/65	3,988,460	151,163
Ser. 16-H09, Class BI, IO, 0.351%, 4/20/66(WAC)	7,235,031	335,705
Ser. 18-H15, Class KI, IO, 0.04%, 8/20/68(WAC)	5,281,691	220,248
Ser. 16-H03, Class AI, IO, 0.02%, 1/20/66(WAC)	4,762,171	136,777
Ser. 16-H02, Class HI, IO, 0.017%, 1/20/66(WAC)	6,585,613	146,859
Ser. 17-H16, Class IG, IO, 0.006%, 7/20/67(WAC)	12,042,117	320,855
Ser. 16-H06, Class CI, IO, 0.001%, 2/20/66(WAC)	7,166,963	108,286
Ser. 16-H10, Class AI, IO, zero %, 4/20/66(WAC)	11,437,045	210,076

		75,123,128
Commercial mortgage-backed securities (13.1%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	802,000	530,432
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	21,175	20,646
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.036%, 4/10/51(WAC)	842,000	599,496
Ser. 19-B13, Class D, 2.50%, 8/15/57	689,000	503,404
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	1,247,000	807,794
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	1,279,000	890,448
Ser. 19-CD8, Class D, 3.00%, 8/15/57	597,000	392,796
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	2,275,000	2,265,218
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	1,068,000	897,120
Citigroup Commercial Mortgage Trust Ser. 13-GC11, Class C, 4.134%, 4/10/46(WAC)	703,000	725,004
Citigroup Commercial Mortgage Trust 144A Ser. 15-P1, Class D, 3.225%, 9/15/48	863,000	709,862
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 4.917%, 4/10/47(WAC)	912,000	856,625
FRB Ser. 15-CR26, Class D, 3.469%, 10/10/48(WAC)	658,000	538,696
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 4.845%, 5/10/47(WAC)	919,000	641,903
FRB Ser. 14-UBS3, Class D, 4.767%, 6/10/47(WAC)	481,000	430,513
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	1,755,510	753,108
FRB Ser. 14-CR19, Class D, 4.697%, 8/10/47(WAC)	810,000	728,562
FRB Ser. 15-LC19, Class E, 4.216%, 2/10/48(WAC)	781,000	647,734
FRB Ser. 18-COR3, Class D, 2.81%, 5/10/51(WAC)	672,000	449,059
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 6.519%, 9/9/24	511,000	508,604
CSAIL Commercial Mortgage Trust FRB Ser. 20-C19, Class C, 3.614%, 3/15/53(WAC)	520,000	393,927
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.759%, 4/15/50(WAC)	1,390,000	924,951
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 6.997%, 11/25/51	1,421,000	1,230,908
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.383%, 2/10/46(WAC)	1,423,000	1,392,370
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	700,000	638,122
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	2,444,000	1,720,458
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.788%, 2/15/47(WAC)	2,173,000	1,441,442
FRB Ser. 14-C19, Class C19, 4.648%, 4/15/47(WAC)	581,000	526,919
FRB Ser. 13-C14, Class E, 4.548%, 8/15/46(WAC)	1,277,000	1,025,714
FRB Ser. C14, Class D, 4.548%, 8/15/46(WAC)	1,265,000	758,463
FRB Ser. 14-C18, Class E, 4.288%, 2/15/47(WAC)	914,000	467,472
FRB Ser. 14-C23, Class D, 3.982%, 9/15/47(WAC)	574,000	492,679
FRB Ser. 14-C25, Class D, 3.936%, 11/15/47(WAC)	1,404,000	919,265
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	1,823,000	1,049,724
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.385%, 9/15/50(WAC)	577,000	456,411
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	680,000	526,241
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.164%, 4/15/46(WAC)	1,312,000	1,024,866
Ser. 13-LC11, Class B, 3.499%, 4/15/46	508,000	496,408
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.525%, 2/15/46(WAC)	1,113,000	202,083
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	659,000	497,545
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	1,807,000	1,343,004
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	26,213	—
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	663,000	630,884
FRB Ser. 15-C22, Class C, 4.202%, 4/15/48(WAC)	510,000	455,987
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.35%, 8/15/46(WAC)	1,900,000	133,436
FRB Ser. 15-C23, Class D, 4.143%, 7/15/50(WAC)	1,499,000	1,269,831
FRB Ser. 13-C10, Class E, 4.07%, 7/15/46(WAC)	2,187,000	736,582
FRB Ser. 13-C10, Class F, 4.07%, 7/15/46(WAC)	1,988,000	431,936
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	712,332
Ser. 14-C19, Class D, 3.25%, 12/15/47	1,493,000	1,272,693
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	384,505	357,104
FRB Ser. 18-H3, Class C, 4.863%, 7/15/51(WAC)	576,000	495,628
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 7.336%, 3/25/50	1,558,000	1,444,349
FRB Ser. 19-01, Class M10, 6.836%, 10/25/49	1,219,958	1,123,849
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 6.065%, 6/25/37	1,034,055	1,023,757
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 6.666%, 1/19/37	1,046,000	1,004,160
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,081,996	11
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.392%, 8/15/50(WAC)	629,000	496,637
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	1,476,000	15
FRB Ser. 12-C4, Class D, 4.387%, 12/10/45(WAC)	749,000	735,588
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395%, 10/15/41(WAC)	43,944	39,593
Wells Fargo Commercial Mortgage Trust
FRB Ser. 15-SG1, Class B, 4.454%, 9/15/48(WAC)	446,000	398,472
FRB Ser. 15-C29, Class D, 4.222%, 6/15/48(WAC)	689,000	585,973
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.498%, 9/15/58(WAC)	534,000	448,912
FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46(WAC)	356,000	142,144
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,218,000	334,549
Ser. 16-C33, Class D, 3.123%, 3/15/59	1,087,000	847,503
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	514,000	460,497
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.024%, 3/15/46(WAC)	457,000	437,883
FRB Ser. 13-UBS1, Class E, 5.024%, 3/15/46(WAC)	616,000	585,334
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	2,560,000	1,471,488
FRB Ser. 12-C9, Class E, 4.77%, 11/15/45(WAC)	537,000	533,766
FRB Ser. 12-C10, Class D, 4.363%, 12/15/45(WAC)	687,000	496,610

		50,533,499
Residential mortgage-backed securities (non-agency) (12.6%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 3.776%, 5/25/47	658,507	367,250
Bear Stearns Alt-A Trust
FRB Ser. 05-10, Class 11A1, (ICE LIBOR USD 1 Month + 0.50%), 4.086%, 1/25/36	135,250	173,260
FRB Ser. 05-7, Class 21A1, 3.664%, 9/25/35(WAC)	174,978	141,915
Cascade Funding Mortgage Trust, LLC 144A Ser. 20-HB4, Class M4, 4.948%, 12/26/30(WAC)	595,000	550,435
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 3.766%, 11/25/47	555,607	479,552
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (ICE LIBOR USD 1 Month + 0.35%), 3.936%, 3/25/37	1,676,938	1,417,144
FRB Ser. 07-AR5, Class 1A1A, 3.059%, 4/25/37(WAC)	186,404	158,562
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, (ICE LIBOR USD 1 Month + 0.70%), 4.286%, 9/25/35	454,942	385,590
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 4.149%, 11/20/35	1,160,138	1,007,725
FRB Ser. 06-OA10, Class 2A1, (ICE LIBOR USD 1 Month + 0.38%), 3.966%, 8/25/46	382,154	306,652
FRB Ser. 06-OA10, Class 3A1, (ICE LIBOR USD 1 Month + 0.38%), 3.966%, 8/25/46	533,417	455,159
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 3.966%, 8/25/46	2,778,947	2,269,551
FRB Ser. 07-OH1, Class A1D, (ICE LIBOR USD 1 Month + 0.21%), 3.796%, 4/25/47	443,931	356,542
FRB Ser. 06-OA7, Class 1A1, 2.562%, 6/25/46(WAC)	941,963	823,746
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 2.331%, 8/25/46	226,711	197,246
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 2.311%, 6/25/46	384,567	315,344
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class B, (ICE LIBOR USD 1 Month + 11.25%), 14.836%, 12/25/28	483,823	532,280
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (ICE LIBOR USD 1 Month + 10.50%), 14.086%, 5/25/28	826,584	858,459
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month + 10.00%), 13.586%, 7/25/28	2,254,670	2,407,017
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 12.936%, 4/25/28	1,285,925	1,325,593
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (ICE LIBOR USD 1 Month + 9.20%), 12.786%, 10/25/27	728,112	753,596
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month + 7.55%), 11.136%, 12/25/27	1,275,251	1,286,026
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (ICE LIBOR USD 1 Month + 6.35%), 9.936%, 9/25/28	102,378	108,153
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (ICE LIBOR USD 1 Month + 4.95%), 8.536%, 7/25/29	570,000	592,012
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.25%), 14.836%, 4/25/49	298,000	316,753
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 14.586%, 10/25/48	1,619,000	1,730,154
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 14.497%, 10/25/50	491,000	581,267
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (ICE LIBOR USD 1 Month + 10.75%), 14.336%, 1/25/49	315,000	338,803
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 14.086%, 3/25/49	252,000	266,542
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 13.586%, 8/25/50	966,000	1,063,772
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 13.586%, 7/25/50	1,027,000	1,134,468
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (ICE LIBOR USD 1 Month + 7.75%), 11.336%, 9/25/48	389,000	373,486
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (ICE LIBOR USD 1 Month + 5.75%), 9.336%, 7/25/50	401,000	398,995
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class HQA1, (ICE LIBOR USD 1 Month + 4.40%), 7.986%, 2/25/49	410,000	404,363
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.25%), 7.836%, 10/25/48	1,548,000	1,509,300
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (ICE LIBOR USD 1 Month + 3.90%), 7.486%, 9/25/48	420,000	412,056
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (ICE LIBOR USD 1 Month + 3.70%), 7.286%, 12/25/30	599,000	590,991
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	685,000	565,377
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	346,000	293,655
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (ICE LIBOR USD 1 Month + 12.75%), 16.336%, 10/25/28	238,660	258,820
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (ICE LIBOR USD 1 Month + 12.25%), 15.836%, 9/25/28	2,298,640	2,537,928
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 15.336%, 10/25/28	1,290,754	1,395,274
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 15.336%, 8/25/28	834,430	902,241
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (ICE LIBOR USD 1 Month + 10.75%), 14.336%, 1/25/29	268,947	284,105
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (ICE LIBOR USD 1 Month + 10.25%), 13.836%, 1/25/29	266,951	277,514
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (ICE LIBOR USD 1 Month + 9.25%), 12.836%, 4/25/29	396,556	397,069
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 9.286%, 4/25/28	1,637,031	1,724,521
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 9.136%, 4/25/28	199,739	206,162
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 9.086%, 9/25/29	872,000	925,128
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 8.436%, 10/25/29	2,039,000	2,093,352
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 8.086%, 12/25/30	699,000	706,990
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 8.036%, 5/25/30	180,000	183,801
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 8.036%, 2/25/30	110,000	112,748
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (ICE LIBOR USD 1 Month + 4.25%), 7.836%, 1/25/31	322,000	321,253
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 7.586%, 5/25/25	15,240	15,385
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (ICE LIBOR USD 1 Month + 3.60%), 7.186%, 1/25/30	427,000	416,165
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (ICE LIBOR USD 1 Month + 2.85%), 6.436%, 11/25/29	202,129	204,344
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (ICE LIBOR USD 1 Month + 2.50%), 6.086%, 5/25/30	674,354	677,719
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (ICE LIBOR USD 1 Month + 2.10%), 5.686%, 3/25/31	146,573	143,832
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (ICE LIBOR USD 1 Month + 4.10%), 7.686%, 9/25/31	578,000	568,120
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 7.497%, 1/25/42	402,000	360,293
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (ICE LIBOR USD 1 Month + 3.25%), 6.836%, 1/25/40	459,000	425,026
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 6.036%, 7/25/31	18,933	18,853
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 5.636%, 1/25/40	280,981	276,429
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (ICE LIBOR USD 1 Month + 0.31%), 3.896%, 5/25/37	575,467	416,636
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (ICE LIBOR USD 1 Month + 0.52%), 4.00%, 5/19/35	410,424	140,707
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 7.147%, 1/25/34 (Bermuda)	300,000	261,304
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.20%), 3.986%, 6/25/37	666,095	278,717
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month + 0.23%), 2.248%, 2/26/37	463,238	389,279
MortgageIT Trust FRB Ser. 05-3, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 4.381%, 8/25/35	96,022	88,456
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (ICE LIBOR USD 1 Month + 2.85%), 6.436%, 7/25/28 (Bermuda)	1,230,000	1,221,034
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 2.70%), 6.286%, 3/25/28 (Bermuda)	620,000	616,612
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (ICE LIBOR USD 1 Month + 0.21%), 4.006%, 8/25/36	596,036	527,492
FRB Ser. 07-AR1, Class 2A1, (ICE LIBOR USD 1 Month + 0.18%), 3.766%, 1/25/37	593,191	497,013
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	1,033,000	885,441
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	815,000	583,378
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (ICE LIBOR USD 1 Month + 0.98%), 4.566%, 10/25/45	287,295	266,733

		48,854,665

Total mortgage-backed securities (cost $202,540,927)		$174,511,292

CORPORATE BONDS AND NOTES (19.6%)(a)
		Principal amount	Value
Basic materials (1.9%)
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		$45,000	$43,032
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	123,281
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		90,000	82,135
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		200,000	188,091
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		680,000	568,840
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		70,000	64,379
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		165,000	132,033
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		200,000	186,042
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		85,000	80,197
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		1,110,000	886,189
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		130,000	114,929
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		130,000	117,290
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		670,000	550,405
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		1,640,000	1,221,800
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	260,000	161,536
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$345,000	280,552
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		260,000	204,945
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		164,000	153,644
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	156,038
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		255,000	197,551
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		175,000	148,670
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		693,000	606,539
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		455,000	420,875
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		185,000	142,874
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		283,000	277,397
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		140,000	122,500

			7,231,764
Capital goods (2.1%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		350,000	279,215
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		75,000	69,047
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		260,000	240,500
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		65,000	53,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		470,000	404,200
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		158,000	158,081
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		347,000	350,758
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		250,000	237,970
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		505,000	399,336
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		603,000	501,925
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		90,000	74,475
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		270,000	236,920
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		700,000	589,540
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		50,000	47,500
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		785,000	681,835
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		541,000	541,703
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		1,100,000	1,003,420
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		265,000	225,318
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		175,000	149,018
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		390,000	384,700
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		753,000	655,020
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		315,000	291,504
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		245,000	248,543
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		298,000	300,891

			8,125,044
Communication services (1.6%)
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	158,000
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		185,000	146,150
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		295,000	283,938
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,293,000	1,155,140
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		130,000	109,252
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		130,000	105,503
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		98,000	77,420
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		200,000	184,500
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		370,000	283,050
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		197,000	177,418
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		285,000	262,713
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		62,000	49,988
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		80,000	69,500
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		1,275,000	1,172,778
Lumen Technologies, Inc. 144A sr. unsec. unsub. notes 4.50%, 1/15/29		450,000	317,229
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		280,000	292,250
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		579,000	588,497
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		110,000	97,306
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		280,000	258,316
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		175,000	140,879
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		43,000	42,421
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		125,000	103,329
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	255,000	266,413

			6,341,990
Consumer cyclicals (2.6%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		$150,000	128,627
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		130,000	114,711
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		125,000	102,675
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		719,000	681,450
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		29,000	30,088
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		120,000	107,354
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		165,000	132,825
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		130,000	119,772
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		625,000	610,488
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		35,000	29,138
Carnival Corp. 144A notes 10.50%, 2/1/26		100,000	97,996
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		194,000	175,085
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		50,000	50,139
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26		526,000	105,200
Ford Motor Co. sr. unsec. unsub. bonds 7.45%, 7/16/31		220,000	220,777
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		200,000	192,960
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		260,000	234,751
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		425,000	343,732
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		300,000	251,999
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		45,000	38,250
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		270,000	262,575
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		157,000	140,711
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25		68,000	63,580
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		142,000	105,915
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	200,000	185,542
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$127,000	101,594
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		100,000	91,546
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		130,000	103,311
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		380,000	368,744
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		195,000	168,276
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		55,000	50,166
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		210,000	184,905
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		20,000	17,850
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		200,000	171,900
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		125,000	108,186
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		155,000	161,472
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		40,000	40,600
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		606,000	586,847
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		368,000	298,281
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		221,000	203,724
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		537,000	429,600
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		275,000	236,411
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		125,000	102,500
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		95,000	71,079
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		1,015,000	918,575
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		25,000	21,906
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		250,000	215,375
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		240,000	224,383
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		33,000	27,782
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		45,000	43,538
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		100,000	79,250
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		153,000	133,079
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		270,000	214,776

			9,901,996
Consumer staples (1.0%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		225,000	198,000
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		75,000	66,563
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		590,000	488,225
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		40,000	32,700
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		285,000	269,681
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		235,000	224,329
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		185,000	171,970
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		190,000	165,864
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		80,000	71,381
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		70,000	53,358
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		55,000	44,935
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		130,000	115,522
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 5.625%, 2/15/29		430,000	380,992
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	100,000	91,663
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		$95,000	90,156
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		544,000	539,920
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		135,000	128,250
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		143,000	138,061
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		235,000	218,679
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		50,000	44,724
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		125,000	100,313
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		125,000	111,719

			3,747,005
Energy (5.4%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		150,000	153,000
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		893,000	723,080
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		83,000	74,172
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		525,000	498,645
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		96,000	94,684
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		877,000	850,690
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		1,270,000	1,121,347
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		200,000	168,617
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		15,000	11,673
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		705,000	688,715
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		175,000	157,924
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		249,000	223,258
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		231,000	230,039
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		212,000	192,211
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		124,000	120,398
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		118,000	113,926
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		624,000	584,619
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		1,133,000	1,101,235
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		109,000	104,471
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		25,000	23,224
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		236,000	217,120
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		65,000	55,585
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		773,000	758,135
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		433,000	391,343
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		435,000	408,105
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		160,671	162,912
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		1,045,000	1,026,681
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		60,000	62,403
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		248,000	238,586
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		1,857,000	1,842,107
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25		53,000	53,398
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		430,000	445,716
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		155,000	151,595
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	396,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		946,000	859,205
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		300,000	296,250
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		3,655,000	2,764,094
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		510,000	501,029
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		403,000	358,924
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		137,000	134,260
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		263,000	259,055
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		39,000	37,830
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		340,000	330,279
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		397,000	342,690
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		757,000	700,225
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		505,000	470,913
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		72,800	69,888
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		166,250	159,184
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		80,000	75,246

			20,804,686
Financials (2.1%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		235,000	218,627
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		60,000	54,007
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,216,000	1,247,143
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	230,000	201,576
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		$148,000	142,820
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		225,000	205,649
Credit Suisse Group AG 144A jr. unsec. sub. FRN 7.50%, perpetual maturity (Switzerland)		300,000	271,495
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		200,000	156,458
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		200,000	204,250
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		295,000	252,219
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		120,000	105,570
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		75,000	69,997
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		150,000	128,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		237,000	227,639
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		55,000	50,676
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		136,000	113,542
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		425,000	423,776
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		323,000	318,930
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		2,050,000	1,763,410
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		379,000	301,672
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		55,000	50,723
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		250,000	209,965
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		285,000	218,629
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		203,000	164,655
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		448,000	367,360
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		240,000	217,200
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		235,000	195,050
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		88,000	85,800
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	252,125	235,147

			8,202,610
Health care (1.4%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		$27,000	26,123
Bausch Health Cos., Inc. 144A company guaranty sr. sub. notes 11.00%, 9/30/28		49,000	37,730
Bausch Health Cos., Inc. 144A company guaranty sub. notes 14.00%, 10/15/30		9,000	5,153
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		120,000	96,600
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		349,000	315,845
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		125,000	105,625
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		120,000	103,950
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		290,000	250,125
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		585,000	523,353
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		155,000	136,773
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		540,000	525,172
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		125,000	103,550
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	177,500
Laboratoire Eimer Selarl company guaranty sr. unsec. notes Ser. REGS, 5.00%, 2/1/29 (France)	EUR	250,000	172,616
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		$50,000	43,179
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		270,000	237,821
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		130,000	100,667
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		350,000	326,011
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		95,000	76,686
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		90,000	74,694
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		272,000	265,200
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		300,000	276,375
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		282,000	266,490
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		120,000	101,100
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		190,000	175,397
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		435,000	409,988
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		505,000	433,391

			5,367,114
Technology (0.7%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		421,000	345,372
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		100,000	95,581
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		542,000	456,862
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		290,000	250,038
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29		234,000	202,921
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		232,000	196,040
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		140,000	114,177
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		695,000	573,903
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		478,000	399,395

			2,634,289
Transportation (0.1%)
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		375,000	348,857
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		100,000	85,529
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		100,000	91,266

			525,652
Utilities and power (0.7%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		122,000	91,539
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		67,000	58,772
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		100,000	86,750
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		62,000	58,831
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		380,000	341,503
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		41,000	29,366
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		19,000	19,009
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		385,000	368,595
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		475,000	374,514
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		312,000	283,140
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		122,000	107,959
ReNew Wind Energy AP2/ReNew Power Pvt, Ltd. other 9 Subsidiaries company guaranty sr. notes Ser. REGS, 4.50%, 7/14/28 (India)		279,000	206,342
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		115,000	100,325
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		369,000	354,240
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		165,000	152,213

			2,633,098

Total corporate bonds and notes (cost $85,465,059)			$75,515,248

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (7.2%)(a)
		Principal amount	Value
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		$5,125,000	$4,003,906
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Cote d'lvoire)		1,291,507	1,141,369
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		300,000	275,625
Cote d'lvoire (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Cote d'lvoire)	EUR	760,000	573,231
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		$690,000	531,678
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		715,000	700,803
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,350,000	1,230,197
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		230,000	184,047
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		1,650,000	1,612,692
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		810,000	507,262
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		2,480,000	1,785,560
Ghana (Republic of) sr. unsec. notes Ser. REGS, 7.625%, 5/16/29 (Ghana)		1,310,000	368,438
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana)		3,040,000	1,121,000
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana)		1,300,000	394,875
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		2,670,000	2,467,131
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		760,000	740,998
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		640,000	659,206
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		1,265,000	1,211,249
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,355,000	1,344,840
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		670,000	517,582
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		1,155,000	866,250
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		3,710,000	2,348,949
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		2,230,000	1,726,334
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		1,720,000	1,655,500

Total foreign government and agency bonds and notes (cost $35,353,567)			$27,968,722

CONVERTIBLE BONDS AND NOTES (4.0%)(a)
	Principal amount	Value
Capital goods (0.1%)
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	$183,000	$155,276
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	93,000	112,344

		267,620
Communication services (0.3%)
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	153,000	111,843
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	381,000	263,462
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	84,000	107,520
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	175,000	186,650
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	415,000	380,970

		1,050,445
Consumer cyclicals (0.7%)
Alarm.com Holdings, Inc. cv. sr. unsec. notes zero %, 1/15/26	139,000	113,202
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	217,000	161,946
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	95,000	75,763
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	181,000	234,147
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	113,000	114,413
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	182,000	113,841
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	217,000	186,455
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	303,000	304,515
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	212,000	149,566
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	81,000	107,889
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	81,000	96,309
NCL Corp., Ltd. 144A company guaranty cv. sr. unsec. notes 2.50%, 2/15/27	181,000	140,275
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25	228,000	296,742
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	204,000	183,983
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	272,000	240,720
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	80,000	89,250

		2,609,016
Consumer staples (0.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	312,000	260,988
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	144,000	113,616
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	148,000	121,360
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	172,000	133,197
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	400,000	308,600
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	107,000	94,107
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	162,000	110,869
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	206,000	170,138
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	160,000	119,226
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	192,000	125,760
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	100,000	93,700

		1,651,561
Energy (0.2%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	204,000	261,630
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	67,000	171,889
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)	115,000	128,283
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23	215,000	205,056

		766,858
Financials (—%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	129,000	128,197
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	176,000	126,016

		254,213
Health care (0.6%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	144,000	144,057
CONMED Corp. 144A cv. sr. unsec. notes 2.25%, 6/15/27	84,000	73,374
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	190,000	208,905
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	308,000	197,305
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27	100,000	70,690
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	331,000	295,831
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	128,000	163,584
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	111,000	114,538
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	252,000	240,975
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	92,000	140,254
Omnicell, Inc. cv. sr. unsec. notes 0.25%, 9/15/25	94,000	93,765
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	209,000	202,991
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	118,000	110,330
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	155,000	116,061

		2,172,660
Technology (1.4%)
3D Systems Corp. 144A cv. sr. unsec. notes zero %, 11/15/26	128,000	88,960
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	379,000	372,557
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	164,000	175,890
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	201,000	156,378
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27	196,000	154,448
Blackline, Inc. cv. sr. unsec. notes zero %, 3/15/26	102,000	82,416
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	138,000	171,396
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	152,000	129,048
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	307,000	242,837
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	137,000	160,499
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	72,000	81,864
DigitalOcean Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/26	131,000	95,802
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	153,000	130,249
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	104,000	92,196
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	167,000	149,298
Impinj, Inc. 144A cv. sr. unsec. notes 1.125%, 5/15/27	128,000	158,157
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	304,000	297,160
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	80,000	89,920
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	263,000	208,822
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	139,000	182,021
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	122,000	214,659
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	159,000	131,672
Perficient, Inc. 144A cv. sr. unsec. notes 0.125%, 11/15/26	78,000	58,344
Rapid7, Inc. cv. sr. unsec. notes 0.25%, 3/15/27	139,000	109,549
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	199,000	165,543
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	131,000	147,864
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	215,000	148,028
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	326,000	277,100
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	152,000	120,688
Twitter, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	143,000	140,855
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	95,000	88,968
Unity Software, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26	205,000	149,035
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	109,000	133,144
Wolfspeed, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 2/15/28	170,000	155,380
Ziff Davis, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	157,000	152,055
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	96,000	117,648

		5,530,450
Transportation (0.2%)
American Airlines Group, Inc. company guaranty cv. notes 6.50%, 7/1/25	161,000	180,401
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26	163,000	120,702
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	258,000	317,211

		618,314
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	234,000	242,541
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	200,000	233,900

		476,441

Total convertible bonds and notes (cost $17,785,059)		$15,397,578

SENIOR LOANS (1.9%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.004%, 4/1/28	$172,813	$166,721
Altice US Finance I Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.25%), 5.662%, 1/15/26	391,771	379,039
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.993%, 4/20/28	120,000	118,672
American Axle and Manufacturing, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 2.25%), 5.84%, 4/6/24	44,161	43,565
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 7.479%, 10/19/27	466,208	440,520
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 7.004%, 7/31/27	69,123	60,828
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 8.493%, 6/21/24	572,980	494,556
BWAY Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 6.378%, 4/3/24	385,000	365,750
Cengage Learning, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.75%), 7.814%, 6/29/26	371,250	327,164
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 7.913%, 8/21/26	498,629	455,508
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 7.424%, 5/27/28	207,375	204,447
Diamond Sports Group, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 3.35%), 6.458%, 8/24/26	208,586	40,466
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 8.754%, 7/22/27	159,250	151,407
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 1.75%), 4.878%, 2/4/27	133,687	128,653
Envision Healthcare Corp. bank term loan FRN (US SOFR + 4.25%), 6.825%, 3/31/27	61,515	23,991
Envision Healthcare Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 6.325%, 3/31/27	150,624	37,054
Filtration Group Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 7.254%, 10/19/28	24,750	23,853
Forest City Enterprises LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 7.254%, 12/7/25	185,143	182,921
GFL Environmental, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.00%), 7.415%, 5/31/25	429,907	427,151
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 7.738%, 10/2/25	510,900	393,393
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 7.754%, 12/1/27	397,913	387,221
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.259%, 2/4/26	49,001	40,916
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 6.254%, 6/19/26	179,503	177,433
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 9.875%, 4/22/27	148,958	110,602
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 7.50%, 1/29/28	119,395	114,670
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 9.32%, 8/31/29	115,000	110,400
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 11.813%, 2/28/26	162,000	99,630
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 8.004%, 11/28/25	133,313	128,813
Southwestern Energy Co. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 2.50%), 6.203%, 6/8/27	143,913	141,485
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 6.901%, 5/3/26	556,904	537,413
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 7.254%, 12/17/26	264,838	246,837
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.153%, 3/30/29	288,000	262,080
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.108%, 4/21/28	251,175	244,687
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 7.04%, 4/24/28	450,000	385,502
Werner Finco LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 7.674%, 7/24/24	76,830	69,403

Total senior loans (cost $8,210,125)		$7,522,751

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$1,035,379	$1,032,791
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (ICE LIBOR USD 1 Month + 3.25%), 6.836%, 11/25/55	1,286,000	1,181,696
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 5.586%, 11/25/55	936,000	860,573

Total asset-backed securities (cost $3,125,748)		$3,075,060

COMMON STOCKS (—%)(a)
	Shares	Value
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	21,073	$26,342

Total common stocks (cost $21,953)		$26,342

SHORT-TERM INVESTMENTS (21.0%)(a)
		Principal amount/ shares	Value
Australia & New Zealand Banking Group, Ltd. commercial paper 3.582%, 12/29/22 (Australia)		$1,350,000	$1,341,358
Lloyds Bank PLC commercial paper 3.927%, 12/21/22 (United Kingdom)		1,700,000	1,690,456
Mitsubishi UFJ Trust & Banking Corp./Singapore commercial paper 3.775%, 12/2/22 (Singapore)		1,169,000	1,165,176
Putnam Short Term Investment Fund Class P 3.21%(AFF)	Shares	16,275,116	16,275,116
Skandinaviska Enskilda Banken AB commercial paper 3.521%, 12/5/22 (Sweden)		$2,000,000	1,992,819
Societe Generale SA commercial paper 3.148%, 12/9/22 (France)		2,250,000	2,240,893
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.01%(P)	Shares	9,504,000	9,504,000
Svenska Handelsbanken AB commercial paper 2.914%, 11/9/22 (Sweden)		$3,000,000	2,997,407
TotalEnergies Capital Canada, Ltd. commercial paper 3.771%, 11/28/22 (Canada)		2,000,000	1,994,156
U.S. Treasury Bills 2.703%, 11/1/22(SEGTBA)		12,200,000	12,200,000
U.S. Treasury Bills 2.906%, 11/22/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		8,700,000	8,683,219
U.S. Treasury Bills 2.799%, 11/15/22(SEGCCS)(SEGTBA)		8,600,000	8,589,967
U.S. Treasury Bills 2.817%, 11/25/22(SEGSF)(SEGCCS)(SEGTBA)		6,100,000	6,086,691
U.S. Treasury Bills 2.770%, 11/8/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		5,600,000	5,597,094
U.S. Treasury Bills zero%, 4/6/23(i)		607,000	595,649

Total short-term investments (cost $80,963,593)			$80,954,001
TOTAL INVESTMENTS

Total investments (cost $978,759,100)			$922,158,252

	FORWARD CURRENCY CONTRACTS at 10/31/22 (aggregate face value $58,939,092) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/18/23	$16,354	$15,955	$399
		New Zealand Dollar	Sell	1/18/23	10,710	10,442	(268)
		Swedish Krona	Sell	12/21/22	350,342	369,216	18,874
	Barclays Bank PLC
		Canadian Dollar	Sell	1/18/23	134,101	133,662	(439)
		Swiss Franc	Buy	12/21/22	202,537	211,448	(8,911)
	Citibank, N.A.
		Australian Dollar	Sell	1/18/23	19,753	19,960	207
	Goldman Sachs International
		Euro	Buy	12/21/22	249,760	247,133	2,627
		Polish Zloty	Buy	12/21/22	527,580	541,036	(13,456)
		Swiss Franc	Buy	12/21/22	3,930,488	4,101,997	(171,509)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	1/18/23	129,099	130,447	1,348
		British Pound	Sell	12/21/22	4,830,649	4,749,198	(81,451)
		Canadian Dollar	Sell	1/18/23	46,146	45,933	(213)
		Euro	Buy	12/21/22	124,731	127,494	(2,763)
		New Zealand Dollar	Sell	1/18/23	23,051	22,472	(579)
		Norwegian Krone	Buy	12/21/22	61,657	63,245	(1,588)
		Polish Zloty	Sell	12/21/22	527,580	541,221	13,641
		Swedish Krona	Buy	12/21/22	33,514	34,582	(1,068)
		Swedish Krona	Sell	12/21/22	35,178	34,567	(611)
		Swiss Franc	Sell	12/21/22	35,464	35,845	381
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/21/22	306,374	308,989	2,615
		Canadian Dollar	Sell	1/18/23	316,920	316,453	(467)
		Euro	Sell	12/21/22	108,060	110,971	2,911
		Japanese Yen	Sell	11/16/22	546,354	565,774	19,420
		Norwegian Krone	Buy	12/21/22	7,834	7,875	(41)
		Swedish Krona	Buy	12/21/22	12,923	12,842	81
		Swiss Franc	Buy	12/21/22	21,098	21,932	(834)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/18/23	26,743	26,596	147
		British Pound	Buy	12/21/22	336,242	276,519	59,723
		Canadian Dollar	Sell	1/18/23	193,327	192,742	(585)
		Euro	Sell	12/21/22	2,813,934	2,876,999	63,065
		Japanese Yen	Sell	11/16/22	3,299,274	3,733,166	433,892
		New Zealand Dollar	Sell	1/18/23	3,076,803	3,000,032	(76,771)
		Swiss Franc	Sell	12/21/22	5,023	5,149	126
	NatWest Markets PLC
		British Pound	Buy	12/21/22	2,671,325	2,531,333	139,992
		Euro	Sell	12/21/22	13,594	13,701	107
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/18/23	2,605,398	2,639,467	34,069
		British Pound	Sell	12/21/22	2,215,153	2,231,440	16,287
		Canadian Dollar	Sell	1/18/23	386,874	385,758	(1,116)
		Euro	Sell	12/21/22	3,398,987	3,375,795	(23,192)
		New Zealand Dollar	Sell	1/18/23	140,982	137,500	(3,482)
		Norwegian Krone	Sell	12/21/22	920,961	972,637	51,676
		Swedish Krona	Sell	12/21/22	1,768,191	1,860,854	92,663
		Swiss Franc	Buy	12/21/22	2,599,729	2,716,383	(116,654)
	Toronto-Dominion Bank
		British Pound	Sell	12/21/22	66,973	67,430	457
		Canadian Dollar	Sell	1/18/23	4,659,095	4,645,315	(13,780)
		Euro	Sell	12/21/22	2,685,234	2,738,871	53,637
		Japanese Yen	Buy	11/16/22	9,206	10,540	(1,334)
		Norwegian Krone	Sell	12/21/22	468,598	501,101	32,503
		Swiss Franc	Sell	12/21/22	243,828	254,636	10,808
	UBS AG
		Canadian Dollar	Sell	1/18/23	57,976	57,792	(184)
		Japanese Yen	Buy	11/16/22	5,438,145	6,227,856	(789,711)
		New Zealand Dollar	Sell	1/18/23	29,104	29,055	(49)
		Norwegian Krone	Buy	12/21/22	704	715	(11)
		Swedish Krona	Sell	12/21/22	11,914	12,543	629
		Swiss Franc	Sell	12/21/22	1,104	1,034	(70)
	WestPac Banking Corp.
		Australian Dollar	Sell	1/18/23	335,351	338,889	3,538
		British Pound	Buy	12/21/22	2,555,071	2,564,067	(8,996)
		Euro	Buy	12/21/22	1,558,390	1,592,151	(33,761)
		New Zealand Dollar	Sell	1/18/23	129,456	126,196	(3,260)
		Swiss Franc	Buy	12/21/22	13,563	14,141	(578)

	Unrealized appreciation						1,055,823

	Unrealized (depreciation)						(1,357,732)

	Total						$(301,909)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 10/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
U.S. Treasury Note 2 yr (Short)	912	$186,397,125	$186,397,125	Dec-22	$3,801,643
U.S. Treasury Note Ultra 10 yr (Short)	31	3,595,516	3,595,516	Dec-22	317,157

Unrealized appreciation					4,118,800

Unrealized (depreciation)					—

Total					$4,118,800

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		$95,706,500	$(1,100,625)	$2,967,859
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		95,706,500	(1,100,625)	(770,437)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085		65,015,900	892,343	717,776
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17		32,507,900	(1,570,132)	(1,231,399)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29		16,254,000	253,562	205,125
(2.35)/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		14,707,300	(1,911,949)	1,563,533
2.35/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		14,707,300	(1,911,949)	(1,043,777)
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29		11,377,800	(559,625)	(439,411)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		10,783,700	784,514	194,214
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		10,783,700	784,514	(219,987)
(0.925)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		9,326,800	(667,799)	1,319,835
0.925/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		9,326,800	(667,799)	(425,395)
(0.85)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		4,749,700	(346,728)	687,187
0.85/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		4,749,700	(346,728)	(223,711)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		4,687,800	(610,586)	773,534
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		4,687,800	(610,586)	(379,196)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		4,270,400	333,518	66,405
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		4,270,400	333,518	(80,497)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		2,121,700	(325,416)	330,518
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		2,121,700	(325,416)	(183,951)
Citibank, N.A.
4.108/US SOFR/Jan-28 (Purchased)	Jan-23/4.108		42,878,800	(615,311)	56,600
(4.108)/US SOFR/Jan-28 (Purchased)	Jan-23/4.108		42,878,800	(615,311)	(171,515)
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		35,403,600	(1,154,157)	2,132,005
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		35,403,600	(1,154,157)	(682,581)
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		23,865,100	(318,122)	589,945
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		23,865,100	(318,122)	(168,726)
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394		21,969,300	(265,829)	(88,317)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		14,768,300	(1,090,639)	1,066,714
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		14,768,300	(1,090,639)	(467,564)
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		8,954,300	(670,229)	1,996,272
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		8,954,300	(670,229)	(654,828)
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		7,816,900	(589,785)	1,774,358
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		7,816,900	(589,785)	(576,653)
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		7,654,400	(565,852)	1,733,569
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		7,654,400	(565,852)	(552,724)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		4,617,700	(336,399)	276,231
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		4,617,700	(336,399)	(130,358)
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		4,450,300	(656,419)	217,575
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		4,450,300	(656,419)	(139,116)
(1.102)/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102		2,359,100	(74,960)	502,984
1.102/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102		2,359,100	(74,960)	(76,152)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	125,016
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	(172,901)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	219,158,200	703,152	591,272
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	109,579,100	(691,234)	(580,443)
Goldman Sachs International
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		$12,168,600	(1,569,749)	849,368
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		12,168,600	(1,569,749)	(498,426)
(2.544)/US SOFR/Nov-32 (Purchased)	Nov-22/2.544		9,044,400	(185,410)	754,755
2.544/US SOFR/Nov-32 (Purchased)	Nov-22/2.544		9,044,400	(185,410)	(185,229)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	71,599
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	(97,176)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		22,135,000	472,306	380,501
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		22,135,000	472,306	(1,520,233)
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		4,718,700	399,674	146,988
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		4,718,700	399,674	(200,498)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		3,636,400	214,911	125,383
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		3,636,400	214,911	(339,312)
(3.315)/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	9,928,600	(834,904)	172,997
3.315/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	9,928,600	(834,904)	(171,663)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	5,302,300	(329,739)	557,989
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	5,302,300	(329,739)	(197,562)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	415,231
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	(111,306)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	371,383
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	(80,915)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	378,361
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	(99,356)
Morgan Stanley & Co. International PLC
(2.5375)/US SOFR/Nov-32 (Purchased)	Nov-22/2.5375		$29,433,000	(622,508)	2,452,358
2.5375/US SOFR/Nov-32 (Purchased)	Nov-22/2.5375		29,433,000	(622,508)	(621,625)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	(3,807)
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	(166,732)
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(316,205)	123,076
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(222,086)	(146,111)
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		953,100	(120,805)	70,148
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		953,100	(120,805)	(47,560)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		3,867,400	(202,265)	414,972
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		3,867,400	(202,265)	(133,387)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		1,584,500	(110,519)	100,869
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		1,584,500	(110,519)	(42,655)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	172,149
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	(72,121)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,202,100	(133,708)	37,665
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,202,100	(133,708)	(26,523)
3.292/6 month EUR-EURIBOR/Oct-24 (Purchased)	Oct-23/3.292	EUR	57,428,200	(331,216)	22,701
(3.292)/6 month EUR-EURIBOR/Oct-24 (Purchased)	Oct-23/3.292	EUR	57,428,200	(331,216)	(105,561)
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,644,000	(364,332)	635,223
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,644,000	(364,332)	(162,879)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	3,146,000	(436,172)	310,406
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	3,146,000	(436,172)	(147,990)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,548,000	(234,237)	281,944
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,548,000	(234,237)	(99,637)
Wells Fargo Bank, N.A.
3.0575/US SOFR/Jan-33 (Purchased)	Jan-23/3.0575	USD	25,089,300	(189,424)	(97,096)

Unrealized appreciation					28,734,593

Unrealized (depreciation)					(14,834,999)

Total					$13,899,594

TBA SALE COMMITMENTS OUTSTANDING at 10/31/22 (proceeds receivable $246,385,254) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 11/1/52	$1,000,000	11/21/22	$894,703
Uniform Mortgage-Backed Securities, 5.50%, 11/1/52	69,000,000	11/14/22	68,036,643
Uniform Mortgage-Backed Securities, 5.00%, 11/1/52	135,000,000	11/14/22	130,116,834
Uniform Mortgage-Backed Securities, 4.00%, 11/1/52	4,000,000	11/14/22	3,638,123
Uniform Mortgage-Backed Securities, 3.00%, 11/1/52	13,000,000	11/14/22	11,036,789
Uniform Mortgage-Backed Securities, 2.50%, 11/1/52	19,000,000	11/14/22	15,554,730
Uniform Mortgage-Backed Securities, 2.00%, 11/1/52	18,000,000	11/14/22	14,177,242

Total			$243,455,064

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$8,725,000	$1,818,814		$365,462	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(1,476,931)
		26,548,000	1,199,970		1,283	12/23/23	0.695% — Annually	US SOFR — Annually	1,302,861
		17,960,000	2,046,003		1,544	12/23/26	1.085% — Annually	US SOFR — Annually	2,048,326
		8,583,000	1,659,094		1,037	12/23/31	1.285% — Annually	US SOFR — Annually	1,645,578
		4,489,000	1,610,474		(7,993)	12/23/51	US SOFR — Annually	1.437% — Annually	(1,604,918)
		39,725,000	1,794,776		(4,042)	12/24/23	0.697% — Annually	US SOFR — Annually	1,929,262
		6,991,000	793,898		(936)	12/24/26	1.096% — Annually	US SOFR — Annually	785,490
		9,943,000	1,922,380		(4,439)	12/24/31	1.285% — Annually	US SOFR — Annually	1,906,643
		17,998,000	6,463,262		(9,727)	12/24/51	1.435% — Annually	US SOFR — Annually	6,394,260
		8,125,000	2,786,875		(1,324)	12/31/51	1.525% — Annually	US SOFR — Annually	2,751,252
		3,304,000	371,568		(438)	12/31/26	US SOFR — Annually	1.135% — Annually	(368,510)
		867,000	163,247		15,612	12/31/31	US SOFR — Annually	1.355% — Annually	(145,536)
		2,215,200	153,314	(E)	(49)	1/15/47	1.724% — Annually	US SOFR — Annually	153,265
		5,869,000	1,852,491		(200)	1/21/52	1.679% — Annually	US SOFR — Annually	1,821,793
		3,669,000	1,192,865		(125)	1/19/52	US SOFR — Annually	1.626% — Annually	(1,182,060)
		2,384,000	763,118		(81)	2/1/52	1.6545% — Annually	US SOFR — Annually	751,576
		8,865,400	2,512,100		(302)	2/24/52	US SOFR — Annually	1.86% — Annually	(2,466,366)
		4,600,000	1,379,954		(157)	2/29/52	1.7674% — Annually	US SOFR — Annually	1,362,560
		4,617,000	739,920		(61)	2/29/32	US SOFR — Annually	1.75% — Annually	(720,251)
		30,452,000	2,877,714		(246)	2/28/27	1.675% — Annually	US SOFR — Annually	2,829,907
		48,806,000	2,037,651		(185)	2/29/24	US SOFR — Annually	1.47709% — Annually	(2,026,451)
		4,119,800	682,568		(55)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(690,321)
		17,853,500	3,150,072		(237)	3/9/32	1.5475% — Annually	US SOFR — Annually	3,116,499
		18,511,500	3,274,684		(245)	3/9/32	1.5415% — Annually	US SOFR — Annually	3,242,882
		9,759,000	1,578,811		(129)	3/11/32	1.737% — Annually	US SOFR — Annually	1,547,464
		3,014,000	94,670		(11)	4/7/24	US SOFR — Annually	2.4485% — Annually	(75,699)
		605,000	38,968		(5)	4/7/27	2.469% — Annually	US SOFR — Annually	35,264
		682,000	79,323		(9)	4/7/23	2.3305% — Annually	US SOFR — Annually	75,738
		272,000	65,345		(9)	4/7/52	US SOFR — Annually	2.1005% — Annually	(64,250)
		12,716,000	1,314,707		(169)	4/14/32	2.4975% — Annually	US SOFR — Annually	1,218,196
		11,082,000	2,185,370		(378)	4/14/52	US SOFR — Annually	2.3395% — Annually	(2,113,532)
		3,170,000	202,943		(26)	4/14/27	2.483% — Annually	US SOFR — Annually	183,197
		3,773,000	122,245		(14)	4/14/24	US SOFR — Annually	2.403% — Annually	(100,184)
		32,580,000	1,832,951		(308)	5/2/27	US SOFR — Annually	2.685% — Annually	(1,700,068)
		56,004,900	1,769,755		(211)	5/25/24	2.5945% — Annually	US SOFR — Annually	1,633,829
		2,330,000	391,393		(79)	5/25/52	US SOFR — Annually	2.501% — Annually	(382,893)
		1,622,500	182,904	(E)	(55)	5/28/57	2.40% — Annually	US SOFR — Annually	182,849
		4,472,000	375,693		(59)	6/7/32	US SOFR — Annually	2.7565% — Annually	(355,168)
		3,899,000	569,605		(133)	6/7/52	US SOFR — Annually	2.622% — Annually	(557,075)
		71,172,900	5,593,478		(944)	6/8/32	US SOFR — Annually	2.825% — Annually	(5,361,826)
		3,515,900	890,683		(441,293)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	434,544
		63,314,000	1,323,896		(239)	6/15/24	US SOFR — Annually	3.3385% — Annually	(1,055,837)
		41,483,500	1,504,607		(336)	6/15/27	3.185% — Annually	US SOFR — Annually	1,353,068
		5,242,900	315,046		(74)	9/8/32	US SOFR — Annually	3.07% — Annually	(312,322)
		8,218,600	633,408	(E)	(116)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	633,291
		18,195,300	1,850,462	(E)	(258)	1/31/33	2.545% — Annually	US SOFR — Annually	1,850,204
		18,195,300	1,843,184	(E)	(258)	1/31/33	2.55% — Annually	US SOFR — Annually	1,842,926
		17,137,500	1,812,291	(E)	(243)	2/1/33	2.495% — Annually	US SOFR — Annually	1,812,048
		17,649,000	1,967,158		(234)	8/2/32	US SOFR — Annually	2.4275% — Annually	(1,969,388)
		16,756,600	1,891,485	(E)	(237)	2/1/33	2.4075% — Annually	US SOFR — Annually	1,891,248
		1,683,100	92,688	(E)	(33)	4/1/42	US SOFR — Annually	2.63% — Annually	(92,721)
		2,286,900	207,879	(E)	(34)	3/24/35	US SOFR — Annually	2.39% — Annually	(207,914)
		4,997,900	731,892		(147)	8/10/42	2.645% — Annually	US SOFR — Annually	731,673
		8,470,900	1,287,407		(18,886)	8/10/42	US SOFR — Annually	2.605% — Annually	(1,305,819)
		3,473,200	534,352		(102)	8/10/42	2.5915% — Annually	US SOFR — Annually	533,941
		14,087,000	777,462	(E)	(132)	2/6/29	2.40% — Annually	US SOFR — Annually	777,329
		28,629,000	2,771,001		(378)	8/16/32	US SOFR — Annually	2.613% — Annually	(2,769,103)
		3,284,000	101,640	(E)	(73)	1/15/47	2.49% — Annually	US SOFR — Annually	101,567
		495,000	38,833		(7)	8/25/32	US SOFR — Annually	2.8415% — Annually	(38,626)
		2,067,000	126,728	(E)	(31)	2/21/35	2.785% — Annually	US SOFR — Annually	126,697
		33,327,700	702,881		(125)	9/6/24	US SOFR — Annually	3.413% — Annually	(666,985)
		16,345,300	251,554	(E)	(91)	1/15/27	US SOFR — Annually	2.73% — Annually	(251,645)
		15,813,300	985,801		(209)	9/13/32	3.043% — Annually	US SOFR — Annually	978,105
		3,026,200	104,313	(E)	(59)	1/15/41	3.0500% — Annually	US SOFR — Annually	104,254
		1,671,800	59,015	(E)	(33)	1/15/42	2.9825% — Annually	US SOFR — Annually	58,982
		12,806,000	564,360	(E)	(36,118)	12/21/32	US SOFR — Annually	3.265% — Annually	(600,478)
		130,620,000	2,983,361	(E)	2,553,352	12/21/29	US SOFR — Annually	3.50% — Annually	(430,009)
		5,676,000	533,998		(193)	9/26/52	2.905% — Annually	US SOFR — Annually	533,067
		29,514,000	727,520		(277)	9/26/27	US SOFR — Annually	3.465% — Annually	(707,433)
		1,852,000	85,859		(24)	9/19/32	3.24% — Annually	US SOFR — Annually	84,861
		222,288,000	1,529,341	(E)	(227,472)	12/21/24	4.20% — Annually	US SOFR — Annually	1,301,869
		123,248,000	1,130,184	(E)	236,174	12/21/27	3.80% — Annually	US SOFR — Annually	1,366,358
		81,032,000	2,675,677	(E)	(380,673)	12/21/32	3.40% — Annually	US SOFR — Annually	2,295,004
		3,572,000	267,078	(E)	(29,806)	12/21/52	US SOFR — Annually	3.00% — Annually	(296,884)
		10,427,000	306,032		(138)	9/26/32	US SOFR — Annually	3.449% — Annually	(299,142)
		3,057,500	202,743		(104)	9/29/52	3.0575% — Annually	US SOFR — Annually	201,285
		3,057,500	201,061		(104)	9/29/52	3.0605% — Annually	US SOFR — Annually	199,595
		526,000	2,588		(2)	9/29/24	4.321% — Annually	US SOFR — Annually	1,744
		5,298,000	59,655		(70)	9/29/32	3.67061% — Annually	US SOFR — Annually	54,261
		8,492,000	126,361		(68)	9/30/27	US SOFR — Annually	3.6865% — Annually	(117,937)
		8,492,000	127,125		(68)	9/30/27	US SOFR — Annually	3.6845% — Annually	(118,716)
		16,876,000	142,940		(63)	9/30/24	4.1255% — Annually	US SOFR — Annually	126,416
		12,201,000	324,791		(161)	9/30/32	3.4825% — Annually	US SOFR — Annually	319,702
		2,862,000	201,141		(97)	10/3/52	US SOFR — Annually	3.0355% — Annually	(200,521)
		1,052,000	8,227		(4)	10/3/24	US SOFR — Annually	4.16% — Annually	(7,014)
		7,963,000	198,040		(105)	10/3/32	US SOFR — Annually	3.504% — Annually	(193,142)
		5,684,000	71,675		(46)	10/4/27	3.7375% — Annually	US SOFR — Annually	67,108
		4,393,900	103,872	(E)	(62)	10/3/33	3.394% — Annually	US SOFR — Annually	103,810
		13,636,000	110,315		(51)	10/4/24	US SOFR — Annually	4.145% — Annually	(95,197)
		8,477,000	208,110		(112)	10/4/32	US SOFR — Annually	3.508% — Annually	(202,992)
		12,162,000	146,674		(98)	10/4/27	3.75% — Annually	US SOFR — Annually	136,783
		6,421,000	55,863		(52)	10/4/27	3.826% — Annually	US SOFR — Annually	50,261
		29,664,000	829,999		(392)	10/5/32	US SOFR — Annually	3.466% — Annually	(815,913)
		6,599,000	523,301		(224)	10/6/52	US SOFR — Annually	2.9857% — Annually	(520,438)
		3,631,000	128,537	(E)	(54)	10/21/36	US SOFR — Annually	3.116% — Annually	(128,592)
		1,447,000	54,132	(E)	(20)	1/11/33	US SOFR — Annually	3.34% — Annually	(54,153)
		5,078,000	188,648	(E)	(72)	1/31/33	US SOFR — Annually	3.337% — Annually	(188,719)
		5,078,000	190,323	(E)	(72)	1/31/33	US SOFR — Annually	3.333% — Annually	(190,395)
		11,079,000	416,460	(E)	(156)	8/23/33	US SOFR — Annually	3.237% — Annually	(416,616)
		4,739,000	180,414	(E)	(67)	2/1/33	US SOFR — Annually	3.3255% — Annually	(180,481)
		10,652,000	407,119	(E)	(150)	9/1/33	US SOFR — Annually	3.225% — Annually	(407,270)
		392,000	14,810	(E)	(6)	11/14/32	3.347% — Annually	US SOFR — Annually	14,804
		1,504,000	128,968	(E)	(51)	2/3/53	2.9275% — Annually	US SOFR — Annually	128,917
		3,978,000	157,091	(E)	(56)	2/1/33	US SOFR — Annually	3.308% — Annually	(157,147)
		85,713,000	629,991		(321)	10/7/24	US SOFR — Annually	4.1845% — Annually	(562,243)
		17,625,000	443,621		(233)	10/7/32	3.5005% — Annually	US SOFR — Annually	428,813
		171,426,000	1,242,838		39,251	10/7/24	4.19% — Annually	US SOFR — Annually	1,145,250
		79,885,000	1,032,913		(18,886)	10/7/27	US SOFR — Annually	3.73% — Annually	(1,013,550)
		142,776,000	3,599,383		(56,132)	10/7/32	3.50% — Annually	US SOFR — Annually	3,497,695
		35,250,000	859,748		(33,755)	10/7/32	US SOFR — Annually	3.51% — Annually	(882,010)
		41,362,000	2,796,071		27,701	10/7/52	US SOFR — Annually	3.05% — Annually	(2,768,098)
		4,696,000	112,422		(62)	10/11/32	3.5155% — Annually	US SOFR — Annually	111,053
		21,832,000	129,682	(E)	(46,606)	12/21/24	4.25% — Annually	US SOFR — Annually	83,077
		5,053,000	99,494		(67)	10/11/32	3.5675% — Annually	US SOFR — Annually	97,867
		17,014,000	13,271	(E)	(117)	4/8/28	3.44% — Annually	US SOFR — Annually	13,154
		45,937,000	45,937	(E)	(172)	1/31/25	US SOFR — Annually	4.035% — Annually	(46,109)
		2,628,000	115,474		(89)	10/13/52	3.1795% — Annually	US SOFR — Annually	114,075
		1,931,000	81,681		(66)	10/14/52	3.1885% — Annually	US SOFR — Annually	80,652
		5,017,900	56,953	(E)	(71)	1/17/33	3.6575% — Annually	US SOFR — Annually	56,882
		1,529,000	66,817	(E)	(52)	1/16/55	2.97% — Annually	US SOFR — Annually	66,765
		11,056,000	53,622		(41)	10/14/24	US SOFR — Annually	4.316% — Annually	(41,913)
		8,937,000	137,809		(118)	10/14/32	US SOFR — Annually	3.6195% — Annually	(131,541)
		4,762,000	32,572		(38)	10/18/27	US SOFR — Annually	3.865% — Annually	(29,863)
		34,655,000	18,021	(E)	(192)	1/16/26	US SOFR — Annually	3.605% — Annually	(18,213)
		5,012,000	50,521		(66)	10/20/32	3.6845% — Annually	US SOFR — Annually	47,247
		5,908,000	175,645		(201)	10/20/52	US SOFR — Annually	3.2571% — Annually	(172,906)
		14,354,600	316,088	(E)	(488)	10/9/54	3.115% — Annually	US SOFR — Annually	315,600
		58,375,300	438,982	(E)	(823)	10/10/33	US SOFR — Annually	3.594% — Annually	(439,805)
		440,000	6,640		(15)	10/20/52	US SOFR — Annually	3.3375% — Annually	(6,424)
		1,730,900	26,864	(E)	(59)	1/24/55	3.135% — Annually	US SOFR — Annually	26,805
		6,648,400	11,369	(E)	(62)	4/13/28	3.965% — Annually	US SOFR — Annually	(11,431)
		2,198,600	6,112	(E)	(33)	4/4/35	3.5575% — Annually	US SOFR — Annually	6,079
		4,397,400	4,573	(E)	(49)	5/8/30	US SOFR — Annually	3.52% — Annually	(4,623)
		6,020,200	5,358	(E)	(52)	4/4/32	3.515% — Annually	US SOFR — Annually	5,306
		29,278,300	82,565	(E)	(413)	11/24/33	US SOFR — Annually	3.708% — Annually	82,152
		11,005,200	20,690	(E)	(155)	6/6/34	US SOFR — Annually	3.645% — Annually	20,535
		7,210,000	21,053		(58)	10/21/27	4.0835% — Annually	US SOFR — Annually	(26,476)
		1,839,000	16,110		(63)	10/24/52	3.372% — Annually	US SOFR — Annually	15,441
		66,229,000	119,874		(248)	10/24/24	US SOFR — Annually	4.6655% — Annually	160,508
		33,535,000	161,303		(270)	10/24/27	4.1245% — Annually	US SOFR — Annually	(169,742)
		839,900	739	(E)	(13)	2/19/36	US SOFR — Annually	3.6145% — Annually	727
		622,500	498	(E)	(9)	3/3/36	US SOFR — Annually	3.614% — Annually	489
		20,127,900	129,422		(266)	10/31/32	3.885% — Annually	US SOFR — Annually	(131,860)
		7,089,000	52,246		(241)	10/24/52	US SOFR — Annually	3.4605% — Annually	54,483
		2,029,000	22,339		(69)	10/24/52	3.4805% — Annually	US SOFR — Annually	(23,126)
		3,321,000	90,464		(113)	10/25/52	3.5695% — Annually	US SOFR — Annually	(90,926)
		21,728,800	13,037	(E)	(81)	6/26/25	US SOFR — Annually	4.31% — Annually	12,956
		4,279,000	76,295		(145)	10/27/32	3.5176% — Annually	US SOFR — Annually	(78,531)
		9,838,700	78,611	(E)	(139)	12/4/33	US SOFR — Annually	3.77% — Annually	78,472
		3,219,500	12,138	(E)	(36)	3/24/32	US SOFR — Annually	3.64% — Annually	12,101
		7,996,800	43,583	(E)	(120)	6/28/37	US SOFR — Annually	3.70% — Annually	43,463
		1,817,500	14,395	(E)	(35)	6/20/40	US SOFR — Annually	3.75% — Annually	14,359
		4,220,000	7,891		(143)	10/28/52	US SOFR — Annually	3.43% — Annually	9,356
		10,609,000	14,959		(40)	10/28/24	4.4905% — Annually	US SOFR — Annually	9,626
		7,322,000	19,843		(97)	10/28/32	3.774% — Annually	US SOFR — Annually	16,676
		1,844,000	29,744		(63)	10/31/52	US SOFR — Annually	3.331% — Annually	(29,636)
		21,332,000	91,514		(172)	11/1/27	3.9195% — Annually	US SOFR — Annually	91,343
		6,981,000	18,849		(92)	11/2/32	3.84% — Annually	US SOFR — Annually	(18,941)
		48,000	20		—	11/2/24	US SOFR — Annually	4.585% — Annually	20
	AUD	177,000	25,849	(E)	(2)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	25,847
	AUD	596,700	93,298	(E)	(6)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	93,292
	AUD	221,500	35,324	(E)	(2)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	35,322
	AUD	345,400	44,295	(E)	(4)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	44,291
	AUD	1,289,300	178,803	(E)	(15)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	178,788
	AUD	82,700	19,689	(E)	(2)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	19,687
	AUD	4,100,000	493,226		(45)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(496,088)
	AUD	249,000	5,181	(E)	4,558	12/21/32	6 month AUD-BBR-BBSW — Semiannually	4.21% — Semiannually	(623)
	AUD	14,093,000	57,874	(E)	(44,169)	12/21/24	3.78% — Quarterly	6 month AUD-BBR-BBSW — Quarterly	13,705
	AUD	3,287,400	587,918	(E)	571,992	11/24/42	6 month AUD-BBR-BBSW — Semiannually	2.50% — Semiannually	(15,925)
	CAD	213,000	1,154	(E)	790	12/21/32	3.69% — Semiannually	3 month CAD-BA-CDOR — Semiannually	1,944
	CAD	20,983,000	19,561	(E)	(17,591)	12/21/24	4.425% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(37,152)
	CHF	2,889,000	2,395	(E)	8	12/21/32	Swiss Average Rate Overnight — Annually	2.01% — Annually	2,403
	EUR	1,144,400	123,726	(E)	(44)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	123,682
	EUR	1,556,300	355,312		(60)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(343,001)
	EUR	1,719,000	422,764		(66)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	411,861
	EUR	1,739,200	445,985		(66)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	435,754
	EUR	2,008,000	554,602		(77)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	544,683
	EUR	1,798,800	239,202	(E)	(68)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(239,271)
	EUR	2,077,000	593,097		(79)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	580,914
	EUR	1,655,300	434,236	(E)	(63)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	434,173
	EUR	1,510,500	473,441		(58)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	466,140
	EUR	904,900	301,484		(35)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	297,839
	EUR	3,288,600	1,212,332	(E)	(125)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	1,212,207
	EUR	2,023,200	864,952	(E)	(76)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(865,029)
	EUR	2,735,100	1,203,791		(102)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	1,203,416
	EUR	11,076,900	4,117,509		(418)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(4,088,744)
	EUR	1,285,600	575,699	(E)	(48)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	575,651
	EUR	585,600	303,382	(E)	(23)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	303,359
	EUR	3,783,300	710,867	(E)	(80)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(710,947)
	EUR	1,853,200	340,682	(E)	(40)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	340,641
	EUR	2,522,800	476,517	(E)	(58)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	476,459
	EUR	863,600	161,064	(E)	(20)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	161,044
	EUR	2,373,100	933,044		(97)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(926,717)
	EUR	2,436,000	515,564		(42)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	514,722
	EUR	2,079,900	457,916		(36)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	459,749
	EUR	694,000	295,071		(28)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(296,126)
	EUR	6,666,000	1,289,998		(107)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(1,276,944)
	EUR	4,368,900	94,512	(E)	(69)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	94,442
	EUR	7,340,100	246,994		(109)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	233,538
	EUR	27,208,300	692,650	(E)	(103)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	692,548
	EUR	2,398,000	405,524		(83)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	(403,079)
	EUR	8,996,400	508,370	(E)	(102)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	508,267
	EUR	29,124,000	1,951,406		(279)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	(1,944,694)
	EUR	1,052,700	81,031	(E)	(36)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR — Semiannually	80,995
	EUR	1,555,000	101,455	(E)	(53)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR — Semiannually	101,402
	EUR	1,339,000	50,919	(E)	83,281	12/21/32	6 month EUR-EURIBOR — Semiannually	2.624% — Annually	32,362
	EUR	26,942,000	46,062	(E)	(134,554)	12/21/24	2.91% — Annually	6 month EUR-EURIBOR — Semiannually	(88,492)
	EUR	4,115,000	42,171	(E)	(61)	2/18/36	6 month EUR-EURIBOR — Semiannually	3.285% — Annually	42,110
	EUR	1,052,700	5,129	(E)	(20)	8/22/39	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	5,109
	EUR	24,170,900	100,803	(E)	(164)	6/26/28	6 month EUR-EURIBOR — Semiannually	3.26% — Annually	100,638
	EUR	1,925,300	9,000	(E)	(37)	3/28/40	6 month EUR-EURIBOR — Semiannually	3.09% — Annually	8,963
	GBP	1,571,100	400,256		(31)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(399,245)
	GBP	92,703,900	3,027,789		76,790	9/15/23	Sterling Overnight Index Average — Annually	0.84% — Annually	(3,109,413)
	GBP	92,703,900	3,170,249		115,314	9/15/23	Sterling Overnight Index Average — Annually	0.68% — Annually	(3,234,838)
	GBP	92,703,900	3,312,708		(180,041)	9/15/23	0.52% — Annually	Sterling Overnight Index Average — Annually	3,334,063
	GBP	37,081,600	1,131,170		(191)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	1,157,183
	GBP	456,000	19,966	(E)	(1,776)	12/21/32	Sterling Overnight Index Average — Annually	3.34% — Annually	(21,742)
	GBP	16,305,000	430,441		(246)	9/21/32	3.522% — Annually	Sterling Overnight Index Average — Annually	400,638
	GBP	1,676,000	17,125	(E)	(36)	1/14/40	3.306% — Annually	Sterling Overnight Index Average — Annually	(17,161)
	GBP	863,000	8,007	(E)	(18)	8/20/39	3.299% — Annually	Sterling Overnight Index Average — Annually	(8,025)
	GBP	4,937,000	69,583	(E)	(31,023)	12/21/24	5.34% — Annually	Sterling Overnight Index Average — Annually	(100,606)
	GBP	54,289,000	1,077,697	(E)	(228)	11/7/24	5.495% — Annually	Sterling Overnight Index Average — Annually	(1,077,925)
	GBP	21,663,000	1,096,327	(E)	(343)	11/9/32	Sterling Overnight Index Average — Annually	4.35% — Annually	1,095,984
	GBP	1,234,500	55,284	(E)	(28)	2/26/39	Sterling Overnight Index Average — Annually	3.778% — Annually	55,257
	JPY	271,350,600	256,578	(E)	(77)	8/29/43	Bank of Japan Unsecured Overnight Call Rate Expected Index — Annually	0.343% — Annually	(256,655)
	JPY	267,307,900	69,786		(59,425)	2/25/31	0.003% — Annually	Tokyo Overnight Average Rate — Annually	10,131
	JPY	110,098,700	45,396	(E)	(17,965)	8/29/43	0.7495% — Annually	Tokyo Overnight Average Rate — Annually	27,431
	JPY	140,532,700	154,638	(E)	(135,572)	8/29/43	0.194% — Annually	Tokyo Overnight Average Rate — Annually	19,066
	NOK	8,591,000	15,784	(E)	987	12/21/32	3.48% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	16,770
	NZD	3,764,000	87,733	(E)	(5,015)	12/21/32	3 month NZD-BBR-FRA — Quarterly	4.175% — Semiannually	(92,748)
	SEK	53,882,000	82,717	(E)	(10,331)	12/21/32	2.925% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	72,387

	Total				$2,117,124				$17,759,552
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$2,391,316	$2,093,905	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(287,373)
2,285,366	2,200,365	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(78,342)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(365,715)

	Total	$—			Total	$(365,715)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$1,539	$18,900	$4,290	5/11/63	300 bp — Monthly	$(2,740)
	CMBX NA BBB-.6 Index	B+/P	9,980	102,202	23,200	5/11/63	300 bp — Monthly	(13,161)
	CMBX NA BBB-.6 Index	B+/P	16,545	187,603	42,586	5/11/63	300 bp — Monthly	(25,932)
	CMBX NA BBB-.6 Index	B+/P	19,586	227,504	51,643	5/11/63	300 bp — Monthly	(31,925)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A-/P	14,591	66,851	7,354	5/11/63	200 bp — Monthly	7,263
	CMBX NA A.6 Index	A-/P	17,760	74,408	8,185	5/11/63	200 bp — Monthly	9,604
	CMBX NA A.6 Index	A-/P	27,135	94,173	10,359	5/11/63	200 bp — Monthly	16,813
	CMBX NA A.6 Index	A-/P	28,714	108,124	11,894	5/11/63	200 bp — Monthly	16,862
	CMBX NA A.6 Index	A-/P	34,485	132,539	14,579	5/11/63	200 bp — Monthly	19,957
	CMBX NA A.6 Index	A-/P	63,321	208,110	22,892	5/11/63	200 bp — Monthly	40,510
	CMBX NA A.6 Index	A-/P	46,648	230,781	25,386	5/11/63	200 bp — Monthly	21,351
	CMBX NA A.6 Index	A-/P	71,820	251,127	27,624	5/11/63	200 bp — Monthly	44,294
	CMBX NA BB.11 Index	BB-/P	167,805	297,000	63,914	11/18/54	500 bp — Monthly	104,179
	CMBX NA BB.12 Index	BB-/P	11,025	21,000	5,120	8/17/61	500 bp — Monthly	5,926
	CMBX NA BB.13 Index	BB-/P	11,397	114,000	29,834	12/16/72	500 bp — Monthly	(18,326)
	CMBX NA BB.13 Index	BB-/P	35,081	385,000	100,755	12/16/72	500 bp — Monthly	(65,299)
	CMBX NA BB.13 Index	BB-/P	54,265	575,000	150,478	12/16/72	500 bp — Monthly	(95,654)
	CMBX NA BB.13 Index	BB-/P	102,570	1,125,000	294,413	12/16/72	500 bp — Monthly	(190,749)
	CMBX NA BB.14 Index	BB/P	28,945	264,000	61,670	12/16/72	500 bp — Monthly	(32,469)
	CMBX NA BB.6 Index	B-/P	244,400	439,200	167,730	5/11/63	500 bp — Monthly	77,097
	CMBX NA BB.6 Index	B-/P	385,740	1,936,080	739,389	5/11/63	500 bp — Monthly	(351,766)
	CMBX NA BB.7 Index	B-/P	136,056	2,666,000	886,445	1/17/47	500 bp — Monthly	(747,797)
	CMBX NA BB.9 Index	B/P	8,348	41,000	12,968	9/17/58	500 bp — Monthly	(4,581)
	CMBX NA BB.9 Index	B/P	65,555	321,000	101,532	9/17/58	500 bp — Monthly	(35,665)
	CMBX NA BBB-.10 Index	BB+/P	26,678	215,000	38,098	11/17/59	300 bp — Monthly	(11,295)
	CMBX NA BBB-.10 Index	BB+/P	42,328	388,000	68,754	11/17/59	300 bp — Monthly	(26,199)
	CMBX NA BBB-.11 Index	BBB-/P	7,704	123,000	19,139	11/18/54	300 bp — Monthly	(11,363)
	CMBX NA BBB-.14 Index	BBB-/P	2,029	41,000	7,565	12/16/72	300 bp — Monthly	(5,512)
	CMBX NA BBB-.14 Index	BBB-/P	1,683	54,000	9,963	12/16/72	300 bp — Monthly	(8,249)
	CMBX NA BBB-.14 Index	BBB-/P	3,419	75,000	13,838	12/16/72	300 bp — Monthly	(10,375)
	CMBX NA BBB-.14 Index	BBB-/P	3,155	97,000	17,897	12/16/72	300 bp — Monthly	(14,685)
	CMBX NA BBB-.14 Index	BBB-/P	9,801	196,000	36,162	12/16/72	300 bp — Monthly	(26,247)
	CMBX NA BBB-.14 Index	BBB-/P	6,992	214,000	39,483	12/16/72	300 bp — Monthly	(32,366)
	CMBX NA BBB-.15 Index	BBB-/P	11,072	106,000	19,896	11/18/64	300 bp — Monthly	(8,762)
	CMBX NA BBB-.15Index	BBB-/P	4,248	25,000	4,693	11/18/64	300 bp — Monthly	(430)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	63,938	478,000	158,935	1/17/47	500 bp — Monthly	(94,533)
	CMBX NA BBB-.7 Index	BB-/P	27,745	351,000	73,043	1/17/47	300 bp — Monthly	(45,094)
	CMBX NA BBB-.7 Index	BB-/P	138,664	1,876,000	390,396	1/17/47	300 bp — Monthly	(250,637)
	CMBX NA BBB-.7 Index	BB-/P	143,170	2,180,000	453,658	1/17/47	300 bp — Monthly	(309,216)
	Goldman Sachs International
	CMBX NA BB.6 Index	B-/P	204,708	432,000	164,981	5/11/63	500 bp — Monthly	40,147
	CMBX NA BB.6 Index	B-/P	249,681	545,760	208,426	5/11/63	500 bp — Monthly	41,786
	CMBX NA BB.9 Index	B/P	10,109	25,000	7,908	9/17/58	500 bp — Monthly	2,226
	CMBX NA BBB-.13 Index	BBB-/P	11,283	72,000	14,011	12/16/72	300 bp — Monthly	(2,686)
	CMBX NA BBB-.13 Index	BBB-/P	4,765	80,000	15,568	12/16/72	300 bp — Monthly	(10,756)
	CMBX NA BBB-.13 Index	BBB-/P	7,097	120,000	23,352	12/16/72	300 bp — Monthly	(16,185)
	CMBX NA BBB-.13 Index	BBB-/P	7,542	120,000	23,352	12/16/72	300 bp — Monthly	(15,740)
	CMBX NA BBB-.13 Index	BBB-/P	14,269	222,000	43,201	12/16/72	300 bp — Monthly	(28,802)
	CMBX NA BBB-.13 Index	BBB-/P	14,538	316,000	61,494	12/16/72	300 bp — Monthly	(46,771)
	CMBX NA BBB-.14 Index	BBB-/P	51,702	302,000	55,719	12/16/72	300 bp — Monthly	(3,841)
	CMBX NA BBB-.14 Index	BBB-/P	112,425	740,000	136,530	12/16/72	300 bp — Monthly	(23,673)
	CMBX NA BBB-.15 Index	BBB-/P	1,305	21,000	3,942	11/18/64	300 bp — Monthly	(2,625)
	CMBX NA BBB-.15 Index	BBB-/P	17,747	192,000	36,038	11/18/64	300 bp — Monthly	(18,179)
	CMBX NA BBB-.15 Index	BBB-/P	17,096	192,000	36,038	11/18/64	300 bp — Monthly	(18,831)
	CMBX NA BBB-.7 Index	BB-/P	54,254	734,000	152,745	1/17/47	300 bp — Monthly	(98,064)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	17,251	215,000	69,918	5/11/63	500 bp — Monthly	(52,458)
	CMBX NA BB.6 Index	B-/P	10,811	15,120	5,774	5/11/63	500 bp — Monthly	5,051
	CMBX NA BBB-.13 Index	BBB-/P	34,234	259,000	50,401	12/16/72	300 bp — Monthly	(16,016)
	CMBX NA BBB-.8 Index	BB/P	37,581	241,000	40,512	10/17/57	300 bp — Monthly	(2,791)
	Merrill Lynch International
	CMBX NA BB.6 Index	B-/P	28,625	184,320	70,392	5/11/63	500 bp — Monthly	(41,587)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	4,192	46,000	12,038	12/16/72	500 bp — Monthly	(7,802)
	CMBX NA BB.13 Index	BB-/P	10,544	110,000	28,787	12/16/72	500 bp — Monthly	(18,136)
	CMBX NA BB.13 Index	BB-/P	12,184	131,000	34,283	12/16/72	500 bp — Monthly	(21,971)
	CMBX NA BB.13 Index	BB-/P	18,751	203,000	53,125	12/16/72	500 bp — Monthly	(34,177)
	CMBX NA BB.13 Index	BB-/P	41,316	450,000	117,765	12/16/72	500 bp — Monthly	(76,011)
	CMBX NA BB.6 Index	B-/P	120,960	207,360	79,191	5/11/63	500 bp — Monthly	41,971
	CMBX NA BB.6 Index	B-/P	261,412	443,520	169,380	5/11/63	500 bp — Monthly	92,468
	CMBX NA BB.6 Index	B-/P	224,148	476,640	182,029	5/11/63	500 bp — Monthly	42,583
	CMBX NA BBB-.13 Index	BBB-/P	118	2,000	389	12/16/72	300 bp — Monthly	(270)
	CMBX NA BBB-.13 Index	BBB-/P	2,205	24,000	4,670	12/16/72	300 bp — Monthly	(2,452)
	CMBX NA BBB-.13 Index	BBB-/P	3,083	33,000	6,422	12/16/72	300 bp — Monthly	(3,320)
	CMBX NA BBB-.13 Index	BBB-/P	4,295	63,000	12,260	12/16/72	300 bp — Monthly	(7,928)
	CMBX NA BBB-.14 Index	BBB-/P	7,733	47,000	8,672	12/16/72	300 bp — Monthly	(911)
	CMBX NA BBB-.14 Index	BBB-/P	122,192	736,000	135,792	12/16/72	300 bp — Monthly	(13,171)
	CMBX NA BBB-.15 Index	BBB-/P	71,737	455,000	85,404	11/18/64	300 bp — Monthly	(13,401)
	CMBX NA BBB-.9 Index	BB+/P	2,330	24,000	4,853	9/17/58	300 bp — Monthly	(2,509)

Upfront premium received			3,910,160		Unrealized appreciation			630,088

Upfront premium (paid)			—		Unrealized (depreciation)			(3,072,091)

	Total		$3,910,160				Total	$(2,442,003)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(201,802)	$837,000	$272,192	11/17/59	(500 bp) — Monthly	$69,577
	CMBX NA BB.10 Index	(136,680)	536,000	174,307	11/17/59	(500 bp) — Monthly	37,106
	CMBX NA BB.10 Index	(30,474)	292,000	94,958	11/17/59	(500 bp) — Monthly	64,200
	CMBX NA BB.10 Index	(26,425)	241,000	78,373	11/17/59	(500 bp) — Monthly	51,714
	CMBX NA BB.11 Index	(25,912)	200,000	43,040	11/18/54	(500 bp) — Monthly	16,934
	CMBX NA BB.11 Index	(3,683)	71,000	15,279	11/18/54	(500 bp) — Monthly	11,527
	CMBX NA BB.11 Index	(2,451)	26,000	5,595	11/18/54	(500 bp) — Monthly	3,119
	CMBX NA BB.8 Index	(84,415)	236,747	87,123	10/17/57	(500 bp) — Monthly	2,478
	CMBX NA BB.8 Index	(17,507)	136,250	50,140	10/17/57	(500 bp) — Monthly	32,501
	CMBX NA BBB-.10 Index	(117,433)	683,000	121,028	11/17/59	(300 bp) — Monthly	3,196
	CMBX NA BBB-.10 Index	(112,583)	485,000	85,942	11/17/59	(300 bp) — Monthly	(26,924)
	CMBX NA BBB-.10 Index	(44,315)	349,000	61,843	11/17/59	(300 bp) — Monthly	17,324
	CMBX NA BBB-.10 Index	(82,547)	346,000	61,311	11/17/59	(300 bp) — Monthly	(21,437)
	CMBX NA BBB-.10 Index	(53,699)	246,000	43,591	11/17/59	(300 bp) — Monthly	(10,252)
	CMBX NA BBB-.10 Index	(46,791)	215,000	38,098	11/17/59	(300 bp) — Monthly	(8,819)
	CMBX NA BBB-.10 Index	(12,748)	100,000	17,720	11/17/59	(300 bp) — Monthly	4,914
	CMBX NA BBB-.10 Index	(9,561)	75,000	13,290	11/17/59	(300 bp) — Monthly	3,686
	CMBX NA BBB-.10 Index	(8,564)	70,000	12,404	11/17/59	(300 bp) — Monthly	3,799
	CMBX NA BBB-.12 Index	(32,563)	473,000	82,964	8/17/61	(300 bp) — Monthly	50,125
	CMBX NA BBB-.12 Index	(139,005)	416,000	72,966	8/17/61	(300 bp) — Monthly	(66,281)
	CMBX NA BBB-.12 Index	(143,904)	414,000	72,616	8/17/61	(300 bp) — Monthly	(71,529)
	CMBX NA BBB-.12 Index	(49,915)	284,000	49,814	8/17/61	(300 bp) — Monthly	(220)
	CMBX NA BBB-.12 Index	(97,719)	278,000	48,761	8/17/61	(300 bp) — Monthly	(49,120)
	CMBX NA BBB-.13 Index	(12,165)	208,000	40,477	12/16/72	(300 bp) — Monthly	28,191
	CMBX NA BBB-.13 Index	(4,939)	97,000	18,876	12/16/72	(300 bp) — Monthly	13,880
	CMBX NA BBB-.13 Index	(3,833)	70,000	13,622	12/16/72	(300 bp) — Monthly	9,748
	CMBX NA BBB-.13 Index	(2,622)	52,000	10,119	12/16/72	(300 bp) — Monthly	7,467
	CMBX NA BBB-.6 Index	(143,487)	536,209	121,720	5/11/63	300 bp — Monthly	(22,080)
	CMBX NA BBB-.8 Index	(59,400)	396,000	66,568	10/17/57	(300 bp) — Monthly	6,937
	CMBX NA BBB-.8 Index	(60,065)	380,000	63,878	10/17/57	(300 bp) — Monthly	3,591
	CMBX NA BBB-.8 Index	(29,831)	215,000	36,142	10/17/57	(300 bp) — Monthly	6,185
	CMBX NA BBB-.8 Index	(27,337)	191,000	32,107	10/17/57	(300 bp) — Monthly	4,659
	CMBX NA BBB-.8 Index	(19,250)	123,000	20,676	10/17/57	(300 bp) — Monthly	1,355
	CMBX NA BBB-.8 Index	(13,043)	94,000	15,801	10/17/57	(300 bp) — Monthly	2,704
	CMBX NA BBB-.8 Index	(5,625)	36,000	6,052	10/17/57	(300 bp) — Monthly	406
	CMBX NA BBB-.9 Index	(12,539)	53,000	10,717	9/17/58	(300 bp) — Monthly	(1,854)
	Credit Suisse International
	CMBX NA BB.10 Index	(80,855)	606,000	197,071	11/17/59	(500 bp) — Monthly	112,637
	CMBX NA BB.10 Index	(71,945)	605,000	196,746	11/17/59	(500 bp) — Monthly	124,213
	CMBX NA BB.10 Index	(39,651)	319,000	103,739	11/17/59	(500 bp) — Monthly	63,777
	CMBX NA BB.7 Index	(54,048)	293,000	97,423	1/17/47	(500 bp) — Monthly	43,089
	CMBX NA BB.7 Index	(4,130)	168,480	64,343	5/11/63	(500 bp) — Monthly	60,048
	Goldman Sachs International
	CMBX NA A.6 Index	(23,158)	137,190	15,091	5/11/63	(200 bp) — Monthly	(8,120)
	CMBX NA A.6 Index	(23,473)	133,120	14,643	5/11/63	(200 bp) — Monthly	(8,881)
	CMBX NA A.6 Index	(9,474)	83,128	9,144	5/11/63	(200 bp) — Monthly	(362)
	CMBX NA A.6 Index	(13,845)	82,546	9,080	5/11/63	(200 bp) — Monthly	(4,797)
	CMBX NA A.6 Index	(12,756)	75,571	8,313	5/11/63	(200 bp) — Monthly	(4,473)
	CMBX NA A.6 Index	(11,781)	67,432	7,418	5/11/63	(200 bp) — Monthly	(4,390)
	CMBX NA A.6 Index	(9,258)	53,481	5,883	5/11/63	(200 bp) — Monthly	(3,395)
	CMBX NA A.6 Index	(8,331)	49,993	5,499	5/11/63	(200 bp) — Monthly	(2,851)
	CMBX NA A.6 Index	(7,459)	44,761	4,924	5/11/63	(200 bp) — Monthly	(2,553)
	CMBX NA A.6 Index	(7,459)	44,761	4,924	5/11/63	(200 bp) — Monthly	(2,553)
	CMBX NA A.6 Index	(7,308)	43,017	4,732	5/11/63	(200 bp) — Monthly	(2,592)
	CMBX NA A.6 Index	(7,308)	43,017	4,732	5/11/63	(200 bp) — Monthly	(2,592)
	CMBX NA A.6 Index	(3,913)	23,252	2,558	5/11/63	(200 bp) — Monthly	(1,364)
	CMBX NA A.6 Index	(3,913)	23,252	2,558	5/11/63	(200 bp) — Monthly	(1,364)
	CMBX NA A.6 Index	(2,484)	14,533	1,599	5/11/63	(200 bp) — Monthly	(891)
	CMBX NA A.6 Index	(244)	1,744	192	5/11/63	(200 bp) — Monthly	(53)
	CMBX NA A.6 Index	(174)	1,163	128	5/11/63	(200 bp) — Monthly	(47)
	CMBX NA A.6 Index	(79)	581	64	5/11/63	(200 bp) — Monthly	(15)
	CMBX NA A.6 Index	(96)	581	64	5/11/63	(200 bp) — Monthly	(33)
	CMBX NA A.6 Index	(86)	581	64	5/11/63	(200 bp) — Monthly	(22)
	CMBX NA BB.6 Index	(11,756)	68,400	26,122	5/11/63	(500 bp) — Monthly	14,299
	CMBX NA BB.7 Index	(35,063)	214,000	71,155	1/17/47	(500 bp) — Monthly	35,884
	CMBX NA BB.7 Index	(31,765)	174,000	57,855	1/17/47	(500 bp) — Monthly	25,921
	CMBX NA BB.7 Index	(26,028)	172,000	57,190	1/17/47	(500 bp) — Monthly	30,994
	CMBX NA BB.8 Index	(79,919)	220,319	81,078	10/17/57	(500 bp) — Monthly	944
	CMBX NA BB.8 Index	(68,734)	195,195	71,832	10/17/57	(500 bp) — Monthly	2,908
	CMBX NA BB.8 Index	(25,917)	69,575	25,603	10/17/57	(500 bp) — Monthly	(381)
	CMBX NA BBB-.12 Index	(19,885)	102,000	17,891	8/17/61	(300 bp) — Monthly	(2,054)
	CMBX NA BBB-.12 Index	(2,702)	8,000	1,403	8/17/61	(300 bp) — Monthly	(1,303)
	CMBX NA BBB-.13 Index	(20,233)	267,000	51,958	12/16/72	(300 bp) — Monthly	31,570
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(19,224)	143,003	15,730	5/11/63	(200 bp) — Monthly	(3,550)
	CMBX NA BB.7 Index	(1,004,768)	2,052,000	682,290	1/17/47	(500 bp) — Monthly	(324,478)
	CMBX NA BBB-.11 Index	(18,504)	168,000	26,141	11/18/54	(300 bp) — Monthly	7,539
	CMBX NA BBB-.7 Index	(577,517)	2,460,000	511,926	1/17/47	(300 bp) — Monthly	(67,026)
	Merrill Lynch International
	CMBX NA BB.10 Index	(33,229)	584,000	189,917	11/17/59	(500 bp) — Monthly	156,120
	CMBX NA BB.9 Index	(78)	2,000	633	9/17/58	(500 bp) — Monthly	553
	CMBX NA BBB-.7 Index	(75,310)	919,000	191,244	1/17/47	(300 bp) — Monthly	115,398
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(13,065)	77,896	8,569	5/11/63	(200 bp) — Monthly	(4,527)
	CMBX NA A.6 Index	(1,944)	11,626	1,279	5/11/63	(200 bp) — Monthly	(669)
	CMBX NA A.6 Index	(581)	3,488	384	5/11/63	(200 bp) — Monthly	(199)
	CMBX NA A.6 Index	(293)	1,744	192	5/11/63	(200 bp) — Monthly	(101)
	CMBX NA A.6 Index	(193)	1,163	128	5/11/63	(200 bp) — Monthly	(66)
	CMBX NA A.6 Index	(171)	1,163	128	5/11/63	(200 bp) — Monthly	(44)
	CMBX NA A.6 Index	(191)	1,163	128	5/11/63	(200 bp) — Monthly	(64)
	CMBX NA A.6 Index	(91)	581	64	5/11/63	(200 bp) — Monthly	(27)
	CMBX NA A.6 Index	(84)	581	64	5/11/63	(200 bp) — Monthly	(20)
	CMBX NA BB.10 Index	(108,971)	464,000	150,893	11/17/59	(500 bp) — Monthly	41,471
	CMBX NA BB.10 Index	(93,555)	308,000	100,162	11/17/59	(500 bp) — Monthly	6,307
	CMBX NA BB.10 Index	(30,624)	292,000	94,958	11/17/59	(500 bp) — Monthly	64,051
	CMBX NA BB.12 Index	(1,533)	21,000	5,120	8/17/61	(500 bp) — Monthly	3,566
	CMBX NA BB.7 Index	(53,896)	268,000	89,110	1/17/47	(500 bp) — Monthly	34,953
	CMBX NA BB.7 Index	(36,252)	188,000	62,510	1/17/47	(500 bp) — Monthly	26,075
	CMBX NA BB.7 Index	(10,105)	54,000	17,955	1/17/47	(500 bp) — Monthly	7,798
	CMBX NA BB.7 Index	(8,476)	42,000	13,965	1/17/47	(500 bp) — Monthly	5,448
	CMBX NA BB.8 Index	(9,059)	24,158	8,890	10/17/57	(500 bp) — Monthly	(193)
	CMBX NA BB.9 Index	(24,292)	161,000	50,924	9/17/58	(500 bp) — Monthly	26,475
	CMBX NA BB.9 Index	(5,715)	94,000	29,732	9/17/58	(500 bp) — Monthly	23,926
	CMBX NA BB.9 Index	(11,806)	78,000	24,671	9/17/58	(500 bp) — Monthly	12,789
	CMBX NA BB.9 Index	(5,724)	43,000	13,601	9/17/58	(500 bp) — Monthly	7,835
	CMBX NA BB.9 Index	(1,231)	9,000	2,847	9/17/58	(500 bp) — Monthly	1,607
	CMBX NA BBB-.10 Index	(40,010)	462,000	81,866	11/17/59	(300 bp) — Monthly	41,587
	CMBX NA BBB-.10 Index	(39,854)	323,000	57,236	11/17/59	(300 bp) — Monthly	17,194
	CMBX NA BBB-.10 Index	(27,596)	215,000	38,098	11/17/59	(300 bp) — Monthly	10,377
	CMBX NA BBB-.10 Index	(22,321)	176,000	31,187	11/17/59	(300 bp) — Monthly	8,763
	CMBX NA BBB-.10 Index	(19,291)	161,000	28,529	11/17/59	(300 bp) — Monthly	9,145
	CMBX NA BBB-.10 Index	(17,629)	139,000	24,631	11/17/59	(300 bp) — Monthly	6,921
	CMBX NA BBB-.10 Index	(26,413)	121,000	21,441	11/17/59	(300 bp) — Monthly	(5,042)
	CMBX NA BBB-.10 Index	(27,781)	121,000	21,441	11/17/59	(300 bp) — Monthly	(6,410)
	CMBX NA BBB-.10 Index	(11,275)	52,000	9,214	11/17/59	(300 bp) — Monthly	(2,091)
	CMBX NA BBB-.10 Index	(4,730)	20,000	3,544	11/17/59	(300 bp) — Monthly	(1,198)
	CMBX NA BBB-.12 Index	(1,052)	19,000	3,333	8/17/61	(300 bp) — Monthly	2,269
	CMBX NA BBB-.13 Index	(35,253)	572,000	111,311	12/16/72	(300 bp) — Monthly	75,725
	CMBX NA BBB-.7 Index	(30,222)	476,000	99,056	1/17/47	(300 bp) — Monthly	68,556
	CMBX NA BBB-.7 Index	(34,235)	336,000	69,922	1/17/47	(300 bp) — Monthly	35,491
	CMBX NA BBB-.8 Index	(2,316)	17,000	2,858	10/17/57	(300 bp) — Monthly	532

Upfront premium received		—			Unrealized appreciation		1,822,078

Upfront premium (paid)		(5,086,522)			Unrealized (depreciation)		(749,307)

	Total	$(5,086,522)				Total	$1,072,771
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/22 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 38 Index	B+/P	$52,868	$12,838,320	$98,470	6/20/27	500 bp — Quarterly	$218,626

	Total		$52,868					$218,626
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2022 through October 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $386,102,058.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/22
Short-term investments
	Putnam Short Term Investment Fund*	$42,452,304	$29,549,798	$55,726,986	$226,390	$16,275,116

	Total Short-term investments	$42,452,304	$29,549,798	$55,726,986	$226,390	$16,275,116
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,578,710.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,711,003.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $4,113,602.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,238,252.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	93.7%
	Indonesia	0.8
	Cote d'lvoire	0.7
	Sweden	0.5
	Mexico	0.5
	Dominican Republic	0.5
	Other	3.3

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,744,401 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,711,003 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Utilities and power	$—	$26,342	$—

Total common stocks	—	26,342	—
Asset-backed securities	—	3,075,060	—
Convertible bonds and notes	—	15,397,578	—
Corporate bonds and notes	—	75,515,248	—
Foreign government and agency bonds and notes	—	27,968,722	—
Mortgage-backed securities	—	174,511,292	—
Senior loans	—	7,522,751	—
U.S. government and agency mortgage obligations	—	533,341,031	—
U.S. treasury obligations	—	3,846,227	—
Short-term investments	9,504,000	71,450,001	—

Totals by level	$9,504,000	$912,654,252	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(301,909)	$—
Futures contracts	4,118,800	—	—
Forward premium swap option contracts	—	13,899,594	—
TBA sale commitments	—	(243,455,064)	—
Interest rate swap contracts	—	15,642,428	—
Total return swap contracts	—	(365,715)	—
Credit default contracts	—	(27,112)	—

Totals by level	$4,118,800	$(214,607,778)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$1,334,000,000
Written swap option contracts (contract amount)	$792,600,000
Futures contracts (number of contracts)	1,000
Forward currency contracts (contract amount)	$68,800,000
Centrally cleared interest rate swap contracts (notional)	$3,081,000,000
OTC total return swap contracts (notional)	$4,700,000
OTC credit default contracts (notional)	$66,600,000
Centrally cleared credit default contracts (notional)	$9,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com